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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number        811-08716

Variable Annuity Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)     (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant's telephone number, including area code:   (617) 210-3200

Date of fiscal year end:
Registrant is making a quarterly filing for 11 of its series, Evergreen VA Core Bond Fund, VA Foundation Fund, VA Fund, VA Growth and Income Fund, VA Growth Fund, VA High Income Fund, VA International Growth Fund, VA Omega Fund, VA Special Values Fund, VA Special Equity Fund and VA Strategic Income Fund, for the quarter ended 09/30/04. These 11 series have a 12/31 fiscal year end.

Date of reporting period:	09/30/2004

EVERGREEN VA CORE BOND FUND SCHEDULE OF INVESTMENTS

September 30, 2004 (unaudited)
	Principal Amount	Value

ASSET-BACKED SECURITIES 2.1%
Detroit Edison Securitization, Ser. 2001-1, Class A6, 6.62%, 03/01/2016	$175,000	$200,730
Residential Asset Mtge. Products, Inc., Ser. 2002-RS3, Class AI5, 5.57%, 02/25/2032	200,000	204,913
Saxon Asset Securities Trust, Ser. 2000-3, Class AF-6, 7.47%, 12/25/2030	157,799	165,055

Total Asset-Backed Securities (cost $569,152)		570,698

CORPORATE BONDS 20.7%
CONSUMER DISCRETIONARY 1.1%
Automobiles 0.5%
Ford Motor Co., 6.375%, 02/01/2029	150,000	132,217

Media 0.6%
Comcast Cable Communications Corp., 6.20%, 11/15/2008	50,000	54,080
Time Warner, Inc., 7.625%, 04/15/2031	100,000	115,454

		169,534

CONSUMER STAPLES 0.6%
Beverages 0.6%
Bottling Group LLC, 5.00%, 11/15/2013	150,000	154,474

ENERGY 1.1%
Oil & Gas 1.1%
Devon Energy Corp., 7.95%, 04/15/2032	100,000	124,445
Kinder Morgan Energy Partners, 7.40%, 03/15/2031	150,000	170,785

		295,230

FINANCIALS 13.7%
Capital Markets 4.1%
Alliance Capital Management LP, 5.625%, 08/15/2006	125,000	130,835
Bank of New York Co., Inc., 4.14%, 08/02/2007	250,000	254,083
Goldman Sachs & Co., Inc., 3.875%, 01/15/2009	200,000	200,397
Legg Mason, Inc., 6.75%, 07/02/2008	150,000	165,332
Merrill Lynch & Co., Inc., 3.125%, 07/15/2008	150,000	147,323
Morgan Stanley, 3.875%, 01/15/2009	200,000	200,218

		1,098,188

Commercial Banks 3.0%
Bank of America Corp., 4.375%, 12/01/2010	160,000	161,450
Northern Trust Corp., 7.10%, 08/01/2009	200,000	227,259
PNC Funding Corp., 5.75%, 08/01/2006	200,000	209,629
SunTrust Banks, Inc., 6.375%, 04/01/2011	200,000	223,283

		821,621

Consumer Finance 2.8%
General Electric Capital Corp., 6.125%, 02/22/2011	175,000	193,227
GMAC, 6.875%, 08/28/2012	210,000	218,545
Household Finance Corp., 6.50%, 11/15/2008	150,000	165,203
Sprint Capital Corp., 6.875%, 11/15/2028	175,000	184,108

		761,083

Real Estate 1.0%
BRE Properties, Inc., 7.125%, 02/15/2013 REIT	50,000	56,976
Duke Realty LP, 7.05%, 03/01/2006 REIT	100,000	104,404
EOP Operating LP, 7.75%, 11/15/2007	100,000	111,740

		273,120

Thrifts & Mortgage Finance 2.8%
American General Finance Corp.:
4.50%, 11/15/2007	175,000	180,205
5.875%, 07/14/2006	125,000	131,333
Golden West Financial Corp., 4.125%, 08/15/2007	200,000	204,487
Washington Mutual, Inc., 5.625%, 01/15/2007	225,000	236,621

		752,646

[1]

EVERGREEN VA CORE BOND FUND SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS 1.0%
Aerospace & Defense 0.2%
Boeing Co., 6.625%, 02/15/2038	$55,000	$60,480

Road & Rail 0.8%
Burlington Northern Santa Fe Corp., 6.75%, 07/15/2011	175,000	196,825

MATERIALS 1.2%
Metals & Mining 0.7%
Alcoa, Inc., 6.50%, 06/01/2011	175,000	196,797

Paper & Forest Products 0.5%
International Paper Co., 5.85%, 10/30/2012	125,000	132,276

TELECOMMUNICATION SERVICES 0.6%
Diversified Telecommunication Services 0.6%
New Jersey Bell Telephone Co., 7.85%, 11/15/2029	125,000	150,781

UTILITIES 1.4%
Electric Utilities 1.0%
Carolina Power & Light Co., 6.50%, 07/15/2012	50,000	55,754
Progress Energy, Inc., 7.75%, 03/01/2031	50,000	59,295
Southwestern Public Service Co., Ser. B, 5.125%, 11/01/2006	150,000	155,296

		270,345

Gas Utilities 0.4%
Consolidated Natural Gas Co., Ser. A, 6.85%, 04/15/2011	100,000	112,899

Total Corporate Bonds (cost $5,339,216)		5,578,516

U.S. TREASURY OBLIGATIONS 18.4%
U.S. Treasury Bonds, 6.00%, 02/15/2026	2,025,000	2,309,371
U.S. Treasury Notes:
2.00%, 08/31/2005	775,000	774,062
2.75%, 07/31/2006	995,000	999,043
3.38%, 01/15/2007	173,403	185,317
5.00%, 08/15/2011	635,000	682,650

Total U.S. Treasury Obligations (cost $4,840,779)		4,950,443

YANKEE OBLIGATIONS-CORPORATE 0.4%
MATERIALS 0.4%
Metals & Mining 0.4%
Alcan, Inc., 6.125%, 12/15/2033 (cost $117,195)	115,000	119,803

COMMERCIAL MORTGAGE-BACKED SECURITIES 6.6%
Fixed Rate 6.6%
Asset Securitization Corp., Ser. 1997-D4, Class A-1D, 7.49%, 04/14/2029	193,440	210,323
Commercial Mtge. Pass-Through Cert., Ser. 2004-LB2A, Class A1, 2.96%, 03/10/2039	256,994	253,657
Credit Suisse First Boston Mtge. Securities Corp., Ser. 2003-CK2, Class A4, 4.80%, 03/15/2036	200,000	202,735
GE Capital Comml. Mtge. Corp., Ser. 2001-1, Class A2, 6.53%, 05/15/2033	270,000	302,622
LB-UBS Comml. Mtge. Trust:
Ser. 2000-C3, Class A1, 7.95%, 05/15/2015	196,596	212,004
Ser. 2001-C2, Class A2, 6.65%, 11/15/2027	260,000	293,527
Morgan Stanley Capital I:
Ser. 1997-XL1, Class A1, 6.59%, 10/03/2030	26,041	26,056
Ser. 1998-XL1, Class A3, 6.48%, 06/03/2030	260,000	281,520

Total Commercial Mortgage-Backed Securities (cost $1,786,334)		1,782,444

[2]

EVERGREEN VA CORE BOND FUND SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)
	Principal Amount	Value

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 4.7%
Fixed Rate 4.7%
Master Alternative Loans Trust, Ser. 2004-6, Class 3A1, 4.75%, 07/25/2019	$236,381	$241,324
Morgan Stanley Mtge. Loan Trust, Ser. 2004-8AR, Class 3PT5, 5.47%, 10/25/2034 	305,000	311,954
Structured Adjustable Rate Mtge. Loan Trust, Ser. 2004-8, Class 5A3, 4.74%, 07/25/2034	260,000	261,847
Washington Mutual, Inc., Ser. 2004-AR4, Class A6, 3.81%, 06/25/2034	245,000	241,727
Wells Fargo Mtge. Backed Securities Trust, Ser. 2004-S, Class A7, 3.54%, 09/25/2034	210,000	203,950

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $1,244,405)		1,260,802

AGENCY MORTGAGE-BACKED PASS-THROUGH SECURITIES 33.1%
Fixed Rate 33.1%
FHLMC:
4.50%, TBA #	300,000	289,031
5.00%, 06/01/2034	238,622	236,634
5.00% TBA #	525,000	519,914
6.00%, 04/01/2014	91,031	95,674
7.20%, 10/01/2006 	187,000	198,426
Ser. 2102, Class TB, 6.00%, 08/15/2012	130,464	131,509
Ser. 2427, Class LW, 6.00%, 03/15/2017	220,000	231,898
Ser. 2709, Class PC, 5.00%, 09/15/2018	390,000	398,379
Ser. 2727, Class PD, 4.50%, 06/15/2029	230,000	229,282
Ser. 2750, Class DB, 4.50%, 05/15/2015	220,000	222,946
Ser. 2752, Class PE, 5.00%, 02/15/2028	240,000	243,347
Ser. 2760, Class EA, 4.50%, 04/15/2013	255,000	259,684
Ser. 2780, Class TH, 5.00%, 09/15/2029	230,000	233,094
FNMA:
4.43%, 08/01/2009 	250,000	254,175
4.50%, 02/25/2029	255,000	254,331
4.50%, TBA #	480,000	478,349
5.50%, TBA #	220,000	222,956
5.63%, 11/01/2005	238,301	241,944
5.95%, 01/01/2009	232,082	248,765
6.00%, 06/01/2014	569,452	597,965
6.01%, 02/01/2012	331,174	363,230
6.20%, 05/01/2011	307,860	339,016
6.24%, 08/01/2008	291,903	314,053
6.50%, 07/01/2032	291,980	306,573
7.00%, 06/01/2032	22,956	24,360
7.31%, 12/01/2010	159,255	182,882
Ser. 2001-5, Class OD, 6.50%, 10/25/2031	203,476	213,527
Ser. 2002-12, Class PG, 6.00%, 03/25/2017	220,000	231,523
Ser. 2004-21, Class AC, 4.00%, 05/25/2016	220,000	219,487
Ser. 2004-26, Class PA, 4.50%, 09/25/2025	265,000	271,648
Ser. 2004-31, Class VB, 4.50%, 09/25/2027	130,000	122,634
Ser. G93-35, Class ZQ, 6.50%, 11/25/2023	250,931	265,845
GNMA:
4.00%, 09/20/2029	111,842	113,045
5.50%, 03/15/2034	118,037	120,306
Ser. 1999-1, Class Z, 6.50%, 01/20/2029	244,139	256,821

Total Agency Mortgage-Backed Pass-Through Securities (cost $8,941,512)		8,933,253

[3]

EVERGREEN VA CORE BOND FUND SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)
	Principal Amount	Value

WHOLE LOAN MORTGAGE-BACKED PASS-THROUGH SECURITIES 3.4%
Fixed Rate 0.7%
Washington Mutual, Inc., Ser. 2004-CB2, Class 5A, 5.00%, 07/25/2019	$171,213	$176,176

Floating Rate 2.7%
Indymac Index Mtge. Loan Trust:
Ser. 2004-AR7, Class A2, 2.36%, 09/25/2034 FRN	244,137	245,254
Ser. 2004-AR8, Class 2A2A, 2.33%, 11/25/2034 FRN 	235,000	235,000
Master Asset Backed Securities Trust, Ser. 2004-HE1, Class A1, 2.24%, 09/25/2034 FRN 	260,000	260,000

		740,254

Total Whole Loan Mortgage-Backed Pass-Through Securities (cost $909,172)		916,430

REPERFORMING MORTGAGE-BACKED PASS-THROUGH SECURITIES 5.4%
FHLMC:
Ser. 2001-T5, Class A2, 7.00%, 02/19/2030	139,357	147,371
Ser. T-54, Class 3A, 7.00%, 02/25/2043	125,818	135,136
FNMA:
Ser. 2001-T10, Class A1, 7.00%, 12/25/2041	83,096	88,569
Ser. 2002-26, Class A1, 7.00%, 01/25/2048	148,660	159,345
Ser. 2003-W2, Class 1A2, 7.00%, 07/25/2042	131,696	141,161
Ser. 2003-W2, Class 2A7, 5.50%, 07/25/2042	180,000	184,195
Ser. 2004-W1, Class 1A4, 5.50%, 12/01/2010	210,000	219,026
Ser. 2004-W1, Class 2A2, 7.00%, 12/25/2033	140,656	148,857
Ser. 2003-W19, Class 1A5, 5.50%, 11/25/2033	215,000	222,381

Total Reperforming Mortgage-Backed Pass-Through Securities (cost $1,458,084)		1,446,041

	Shares	Values

SHORT-TERM INVESTMENTS 10.1%
MUTUAL FUND SHARES 10.1%
Evergreen Institutional Money Market Fund ø ## (cost $2,733,286)	2,733,286	2,733,286

Total Investments (cost $27,939,135) 104.9%		28,291,716
Other Assets and Liabilities (4.9%)		(1,332,766)

Net Assets 100.0%		$26,958,950

	No market quotation available. Valued at fair value as determined in good faith under procedures established by the Board of Trustees.
#	When-issued or delayed delivery security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations:
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust
TBA	To Be Announced

On September 30, 2004, the aggregate cost of securities for federal income tax purposes was $27,971,305. The gross unrealized appreciation and depreciation on securities based on tax cost was $450,327 and $129,916, respectively, with a net unrealized appreciation of $320,411.

[4]

EVERGREEN VA FOUNDATION FUND SCHEDULE OF INVESTMENTS

September 30, 2004 (unaudited)
	Principal Amount	Value

ASSET-BACKED SECURITIES 1.7%
Bank One Issuance Trust, Ser. 2003-A1, Class A1, 1.88%, 09/15/2010 FRN	$425,000	$426,351
Fleet Credit Card Master Trust I, Ser. 2000-D, Class A, 1.90%, 05/15/2008 FRN	425,000	425,923
Residential Asset Mtge. Products, Inc., Ser. 2002-RS2, Class AI5, 6.03%, 03/25/2032	555,000	580,812
Saxon Asset Securities Trust, Ser. 2000-3, Class AF-6, 7.47%, 12/25/2030	335,743	351,181

Total Asset-Backed Securities (cost $1,768,292)		1,784,267

CORPORATE BONDS 8.6%
CONSUMER DISCRETIONARY 0.5%
Automobiles 0.1%
Ford Motor Co., 6.375%, 02/01/2029	150,000	132,217

Media 0.4%
Time Warner, Inc., 7.625%, 04/15/2031	300,000	346,361

CONSUMER STAPLES 0.4%
Beverages 0.4%
Coca-Cola Enterprises, Inc., 0.00%, 06/20/2020 ¤	1,000,000	424,487

ENERGY 0.4%
Oil & Gas 0.4%
Kinder Morgan Energy Partners, 7.40%, 03/15/2031	400,000	455,426

FINANCIALS 5.5%
Capital Markets 1.6%
Alliance Capital Management LP, 5.625%, 08/15/2006	400,000	418,673
Bank of New York Co., Inc., 7.30%, 12/01/2009	450,000	518,931
Merrill Lynch & Co., Inc., 3.125%, 07/15/2008	400,000	392,862
Morgan Stanley, 3.875%, 01/15/2009	400,000	400,435

		1,730,901

Commercial Banks 0.3%
Bank of America Corp., 7.125%, 05/01/2006	125,000	133,310
U.S. Bank, 6.375%, 08/01/2011	200,000	223,774

		357,084

Consumer Finance 2.3%
General Electric Capital Corp., 3.50%, 05/01/2008	350,000	350,635
GMAC, 6.875%, 09/15/2011	425,000	446,449
Household Finance Corp., 6.40%, 06/17/2008	440,000	480,491
International Lease Finance Corp., 4.375%, 12/15/2005	400,000	407,830
Sprint Capital Corp., 6.875%, 11/15/2028	275,000	289,312
USAA Capital Corp., 5.59%, 12/20/2006 144A	400,000	422,365

		2,397,082

Real Estate 0.2%
Duke Realty LP, 3.35%, 01/15/2008 REIT	250,000	247,055

Thrifts & Mortgage Finance 1.1%
American General Finance Corp., 5.875%, 07/14/2006	370,000	388,746
Golden West Financial Corp., 5.50%, 08/08/2006	400,000	419,694
Washington Mutual, Inc., 5.625%, 01/15/2007	325,000	341,785

		1,150,225

INDUSTRIALS 0.9%
Aerospace & Defense 0.3%
Boeing Co., 6.625%, 02/15/2038	300,000	329,892

Air Freight & Logistics 0.0%
United Parcel Services, Inc., 8.375%, 04/01/2020	5,000	6,674

Road & Rail 0.6%
Burlington Northern Santa Fe Corp., 6.75%, 07/15/2011	550,000	618,592

[1]

EVERGREEN VA FOUNDATION FUND SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
UTILITIES 0.9%
Electric Utilities 0.5%
Progress Energy, Inc., 7.75%, 03/01/2031	$150,000	$177,887
Southwestern Public Service Co., Ser. B, 5.125%, 11/01/2006	325,000	336,474

		514,361

Gas Utilities 0.4%
Consolidated Natural Gas Co., 5.375%, 11/01/2006	400,000	416,352

Total Corporate Bonds (cost $8,501,928)		9,126,709

U.S. TREASURY OBLIGATIONS 5.6%
U.S. Treasury Bonds, 6.00%, 02/15/2026	2,760,000	3,147,587
U.S. Treasury Notes:
2.75%, 07/31/2006	1,405,000	1,410,708
3.375%, 01/15/2007	281,032	300,342
5.00%, 08/15/2011	1,015,000	1,091,166

Total U.S. Treasury Obligations (cost $5,811,448)		5,949,803

YANKEE OBLIGATIONS-CORPORATE 0.2%
MATERIALS 0.2%
Metals & Mining 0.2%
Alcan, Inc., 6.125%, 12/15/2033 (cost $236,142)	250,000	260,441

COMMERCIAL MORTGAGE-BACKED SECURITIES 2.2%
Fixed-Rate 2.2%
Commercial Mtge. Pass-Through Cert., Ser. 2004-LB2A, Class A1, 2.96%, 03/10/2039	424,040	418,534
LB-UBS Comml. Mtge. Trust:
Ser. 2001-C2, Class A2, 6.65%, 11/15/2027	485,000	547,540
Ser. 2003-C1, Class A4, 4.39%, 03/17/2032	390,000	384,637
Lehman Brothers Comml. Conduit Mtge. Trust, Ser. 1999-C1, Class A1, 6.41%, 06/15/2031	449,381	470,278
Morgan Stanley Capital I, Ser. 1997-XL1, Class A1, 6.59%, 10/03/2030	78,963	79,010
Morgan Stanley Dean Witter Capital I, Ser. 2003-HQ2, Class A2, 4.92%, 03/12/2035	440,000	449,541

Total Commercial Mortgage-Backed Securities (cost $2,333,061)		2,349,540

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 4.4%
Fixed-Rate 4.4%
FHLMC:
Ser. 2315, Class CK, 6.50%, 06/15/2030	3,557	3,558
Ser. 2727, Class PD, 4.50%, 06/15/2029	485,000	483,486
Ser. 2750, Class DB, 4.50%, 05/15/2015	415,000	420,558
Ser. 2752, Class PE, 5.00%, 02/15/2028	425,000	430,926
Ser. 2827, Class TC, 5.00%, 10/15/2017	480,000	490,332
Ser. 2840, Class OD, 5.00%, 07/15/2029	465,000	468,632
FNMA:
Ser. 2001-71, Class QE, 6.00%, 12/25/2016	490,000	514,745
Ser. 2002-9, Class PC, 6.00%, 03/25/2017	770,000	808,044
Ser. 2004-26, Class PA, 4.50%, 09/25/2025	425,000	435,662
Ser. 2004-31, Class VB, 4.50%, 09/25/2027	210,000	198,101
Ser. G93-35, Class ZQ, 6.50%, 11/25/2023	391,441	414,706

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $4,637,052)		4,668,750

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 1.0%
Fixed-Rate 1.0%
Master Alternative Loans Trust, Ser. 2004-6, Class 3A1, 4.75%, 07/25/2019	334,874	341,876
Morgan Stanley Mtge. Loan Trust, Ser. 2004-8AR, Class 3PT5, 5.47%, 10/25/2034 	360,000	368,208
Wells Fargo Mtge. Backed Securities Trust, Ser. 2004-S, Class A7, 3.54%, 09/25/2034	375,000	364,196

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $1,056,357)		1,074,280

[2]

EVERGREEN VA FOUNDATION FUND SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS-THROUGH SECURITIES 9.6%
Fixed-Rate 9.6%
FHLMC:
4.50%, TBA #	$455,000	$438,364
5.00%, TBA #	1,375,000	1,361,679
6.00%, 09/01/2013	417,232	438,513
FNMA:
3.62%, 06/01/2010	565,000	563,026
4.50%, TBA #	1,365,000	1,360,307
4.87%, 05/01/2013	530,000	545,689
5.50%, TBA #	440,000	445,913
5.89%, 10/01/2008	847,320	900,777
6.00%, 12/01/2013	778,378	818,231
6.03%, 12/01/2008	652,648	698,574
6.50%, 12/01/2031	672,061	705,643
6.95%, 08/01/2009	1,016,495	1,125,183
7.50%, 12/01/2030	165,376	177,353
GNMA:
4.00%, 09/20/2029	68,592	69,030
5.00%, 08/20/2029	213,037	214,396
5.50%, 11/15/2033	418,136	426,396

Total Agency Mortgage-Backed Pass-Through Securities (cost $10,154,827)		10,289,074

WHOLE LOAN MORTGAGE-BACKED PASS-THROUGH SECURITIES 0.5%
Floating-Rate 0.5%
FNMA, Ser. 2003-W13, Class AV2, 1.98%, 10/25/2033	60,057	60,071
Washington Mutual, Ser. 2004-AR10, Class A1B, 2.26%, 07/25/2044	450,330	451,743

Total Whole Loan Mortgage-Backed Pass-Through Securities (cost $510,236)		511,814

REPERFORMING MORTGAGE-BACKED PASS-THROUGH SECURITIES 3.1%
FHLMC, Ser. T-54, Class 3A, 7.00%, 02/25/2043	301,963	324,327
FNMA:
Ser. 2001-T10, Class A1, 7.00%, 12/25/2041	198,620	211,703
Ser. 2002-26, Class A1, 7.00%, 01/25/2048	345,193	370,003
Ser. 2002-T4, Class A2, 7.00%, 12/25/2041	164,492	176,315
Ser. 2002-T19, Class A1, 6.50%, 07/25/2042	1,060,648	1,121,635
Ser. 2003-W2, Class 1A2, 7.00%, 07/25/2042	317,145	339,939
Ser. 2003-W2, Class 2A7, 5.50%, 07/25/2042	470,000	480,955
Ser. 2004-W1, Class 2A2, 7.00%, 12/25/2033	304,754	322,524

Total Reperforming Mortgage-Backed Pass-Through Securities (cost $3,344,284)		3,347,401

	Shares	Value

COMMON STOCKS 59.5%
CONSUMER DISCRETIONARY 6.7%
Distributors 0.1%
Adesa, Inc.*	6,868	112,841

Hotels, Restaurants & Leisure 0.8%
International Game Technology	5,500	197,725
Starbucks Corp.*	13,500	613,710

		811,435

Household Durables 0.1%
Sharp Corp.	7,500	103,181

Internet & Catalog Retail 1.1%
Amazon.com, Inc.*	11,400	465,804
eBay, Inc.*	8,000	735,520

		1,201,324

[3]

EVERGREEN VA FOUNDATION FUND SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Media 2.2%
Comcast Corp., Class A*	24,610	$687,111
Liberty Media Corp., Class A*	46,551	405,924
News Corp., Ltd., ADR	16,672	522,334
Time Warner, Inc.*	42,963	693,423

		2,308,792

Multi-line Retail 0.6%
Target Corp.	15,000	678,750

Specialty Retail 1.1%
Best Buy Co., Inc.	9,800	531,552
Home Depot, Inc.	18,000	705,600

		1,237,152

Textiles, Apparel & Luxury Goods 0.7%
Coach, Inc.*	7,900	335,118
Liz Claiborne, Inc.	10,011	377,615

		712,733

CONSUMER STAPLES 4.1%
Beverages 1.0%
Anheuser-Busch Companies, Inc.	4,594	229,470
Diageo plc, ADR þ	3,200	161,376
PepsiCo, Inc.	15,310	744,832

		1,135,678

Food & Staples Retailing 0.8%
CVS Corp.	11,500	484,495
Wal-Mart Stores, Inc.	6,630	352,716

		837,211

Food Products 0.7%
General Mills, Inc.	8,973	402,888
H.J. Heinz Co.	9,323	335,814

		738,702

Household Products 0.8%
Kimberly-Clark Corp.	4,859	313,843
Procter & Gamble Co.	10,000	541,200

		855,043

Tobacco 0.8%
Altria Group, Inc.	17,908	842,392

ENERGY 6.4%
Energy Equipment & Services 1.3%
Halliburton Co.	7,892	265,882
Schlumberger, Ltd.	12,878	866,818
Transocean, Inc.*	5,605	200,547

		1,333,247

Oil & Gas 5.1%
Apache Corp.	8,200	410,902
Burlington Resources, Inc.	13,000	530,400
ChevronTexaco Corp.	15,634	838,608
Devon Energy Corp.	3,360	238,593
Exxon Mobil Corp.	47,151	2,278,808
Marathon Oil Corp.	9,060	373,997
XTO Energy, Inc.	24,326	790,108

		5,461,416

[4]

EVERGREEN VA FOUNDATION FUND SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS 11.3%
Capital Markets 1.5%
Goldman Sachs Group, Inc.	1,800	$167,832
Merrill Lynch & Co., Inc.	11,062	550,003
Morgan Stanley	18,408	907,514

		1,625,349

Commercial Banks 3.1%
Bank of America Corp.	32,152	1,393,146
SunTrust Banks, Inc.	4,817	339,165
U.S. Bancorp	18,588	537,193
Wells Fargo & Co.	13,487	804,230
Zions Bancorp	3,500	213,640

		3,287,374

Consumer Finance 0.9%
American Express Co.	19,122	984,018

Diversified Financial Services 2.4%
Citigroup, Inc.	34,953	1,542,126
JPMorgan Chase & Co.	26,024	1,033,934

		2,576,060

Insurance 2.3%
Allstate Corp.	10,721	514,501
American International Group, Inc.	19,652	1,336,139
Mitsui Sumitomo Insurance Co., Ltd.	40,000	329,961
SAFECO Corp.	4,464	203,782

		2,384,383

Thrifts & Mortgage Finance 1.1%
Sovereign Bancorp, Inc.	16,966	370,198
Washington Mutual, Inc.	21,165	827,128

		1,197,326

HEALTH CARE 8.7%
Biotechnology 0.7%
Amgen, Inc.*	4,500	255,060
Biogen Idec, Inc.*	5,500	336,435
Genentech, Inc.*	3,100	162,502

		753,997

Health Care Equipment & Supplies 3.4%
Alcon, Inc.	2,200	176,440
Baxter International, Inc.	3,159	101,593
Medtronic, Inc.	22,290	1,156,851
Millipore Corp.*	8,500	406,725
St. Jude Medical, Inc.*	7,400	556,998
Stryker Corp.	10,300	495,224
Thermo Electron Corp.*	13,497	364,689
Zimmer Holdings, Inc.*	5,400	426,816

		3,685,336

Health Care Providers & Services 1.2%
Aetna, Inc.	8,100	809,433
Caremark Rx, Inc.*	13,700	439,359

		1,248,792

Pharmaceuticals 3.4%
Abbott Laboratories	7,940	336,338
Eli Lilly & Co.	3,000	180,150
Merck & Co., Inc.	17,292	570,636

[5]

EVERGREEN VA FOUNDATION FUND SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals continued
Pfizer, Inc.	47,566	$1,455,520
Schering-Plough Corp.	15,000	285,900
Wyeth	20,140	753,236

		3,581,780

INDUSTRIALS 7.6%
Aerospace & Defense 1.6%
Boeing Co.	4,000	206,480
Honeywell International, Inc.	10,513	376,996
Lockheed Martin Corp.	11,500	641,470
Northrop Grumman Corp.	8,691	463,491

		1,688,437

Building Products 0.4%
Masco Corp.	13,200	455,796

Commercial Services & Supplies 0.3%
Cendant Corp.	14,500	313,200

Electrical Equipment 0.5%
Cooper Industries, Ltd., Class A	10,200	601,800

Industrial Conglomerates 3.3%
Allete, Inc.	7,077	230,013
General Electric Co.	63,279	2,124,909
Tyco International, Ltd.	37,338	1,144,783

		3,499,705

Machinery 1.5%
Deere & Co.	13,133	847,735
Illinois Tool Works, Inc.	3,570	332,617
Ingersoll-Rand Co., Ltd., Class A	5,609	381,244

		1,561,596

INFORMATION TECHNOLOGY 9.3%
Communications Equipment 2.3%
Cisco Systems, Inc.*	28,878	522,692
Corning, Inc.*	61,500	681,420
Motorola, Inc.	22,500	405,900
QUALCOMM, Inc.	21,000	819,840

		2,429,852

Computers & Peripherals 2.1%
Dell, Inc.*	13,500	480,600
Hewlett-Packard Co.	21,779	408,356
International Business Machines Corp.	8,045	689,779
Lexmark International, Inc., Class A*	7,500	630,075

		2,208,810

Electronic Equipment & Instruments 0.0%
Ingram Micro, Inc., Class A*	1,075	17,307

Internet Software & Services 0.4%
Yahoo!, Inc.*	12,500	423,875

IT Services 1.3%
Accenture, Ltd., Class A*	14,000	378,700
Affiliated Computer Services, Inc., Class A*	5,500	306,185
Cognizant Technology Solutions Corp., Class A*	8,500	259,335
First Data Corp.	9,289	404,071

		1,348,291

[6]

EVERGREEN VA FOUNDATION FUND SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment 0.8%
Intel Corp.	41,761	$837,726

Software 2.4%
Intuit, Inc.*	7,500	340,500
Microsoft Corp.	69,666	1,926,265
Oracle Corp.*	30,700	346,296

		2,613,061

MATERIALS 2.2%
Chemicals 1.2%
Air Products & Chemicals, Inc.	7,500	407,850
Dow Chemical Co.	4,292	193,913
Monsanto Co.	9,408	342,639
PPG Industries, Inc.	5,700	349,296

		1,293,698

Metals & Mining 1.0%
Freeport-McMoRan Copper & Gold, Inc., Class B	10,887	440,924
Peabody Energy Corp.	4,868	289,646
Phelps Dodge Corp.	3,840	353,395

		1,083,965

TELECOMMUNICATION SERVICES 1.8%
Diversified Telecommunication Services 1.4%
ALLTEL Corp.	6,076	333,633
Verizon Communications, Inc.	27,577	1,085,983

		1,419,616

Wireless Telecommunications Services 0.4%
Nextel Communications, Inc., Class A*	18,348	437,416

UTILITIES 1.4%
Electric Utilities 1.4%
Entergy Corp.	9,278	562,340
Exelon Corp.	12,028	441,307
PG&E Corp.*	15,538	472,355

		1,476,002

Total Common Stocks (cost $56,829,773)		63,404,465

SHORT-TERM INVESTMENTS 6.0%
MUTUAL FUND SHARES 6.0%
Evergreen Institutional U.S. Government Money Market Fund ø ##	6,224,911	6,224,911
Navigator Prime Portfolioþþ	163,200	163,200

Total Short-Term Investments (cost $6,388,111)		6,388,111

Total Investments (cost $101,571,511) 102.4%		109,154,655
Other Assets and Liabilities (2.4%)		(2,540,856)

Net Assets 100.0%		$106,613,799

[7]

¤	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.
	No market quotation available. Valued at fair value as determined in good faith under procedures established by the Board of Trustees.
#	When-issued or delayed delivery security
*	Non-income producing security
þ	All or a portion of this security is on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of the security has been segregated for when-issued or delayed delivery securities.
þþ	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
ADR	American Depository Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust
TBA	To Be Announced

On September 30, 2004, the aggregate cost of securities for federal income tax purposes was $102,490,916. The gross unrealized appreciation and depreciation on securities based on tax cost was $8,308,070 and $1,644,331, respectively, with a net unrealized appreciation of $6,663,739.

[8]

EVERGREEN VA FUND SCHEDULE OF INVESTMENTS

September 30, 2004 (unaudited)
	Shares	Value

COMMON STOCKS 96.5%
CONSUMER DISCRETIONARY 10.9%
Distributors 0.2%
Adesa, Inc.	5,898	$96,904

Hotels, Restaurants & Leisure 1.2%
International Game Technology, Inc.	4,950	177,952
Starbucks Corp. *	11,886	540,338

		718,290

Household Durables 0.1%
Sharp Corp.	5,500	75,666

Internet & Catalog Retail 1.8%
Amazon.com, Inc. *	10,000	408,600
eBay, Inc. *	7,013	644,775

		1,053,375

Leisure Equipment & Products 0.2%
Eastman Kodak Co.	3,650	117,603

Media 3.5%
Comcast Corp., Class A	23,924	669,565
Liberty Media Corp., Class A *	32,656	284,760
New York Times Co., Class A	1,900	74,290
News Corp., Ltd., ADR	15,234	477,281
Time Warner, Inc. *	36,674	591,919

		2,097,815

Multi-line Retail 1.0%
Target Corp.	13,000	588,250

Specialty Retail 1.8%
Best Buy Co., Inc.	8,750	474,600
Home Depot, Inc.	14,393	564,206

		1,038,806

Textiles, Apparel & Luxury Goods 1.1%
Coach, Inc. *	6,100	258,762
Jones Apparel Group, Inc.	2,100	75,180
Liz Claiborne, Inc.	9,148	345,062

		679,004

CONSUMER STAPLES 6.8%
Beverages 1.6%
Anheuser-Busch Companies, Inc.	4,587	229,121
Diageo plc, ADR	2,800	141,204
PepsiCo, Inc.	11,957	581,708

		952,033

Food & Staples Retailing 1.2%
CVS Corp.	10,000	421,300
Wal-Mart Stores, Inc.	5,560	295,792

		717,092

Food Products 1.1%
General Mills, Inc.	8,119	364,543
H.J. Heinz Co.	7,727	278,327
Kellogg Co.	600	25,596

		668,466

Household Products 1.6%
Kimberly-Clark Corp.	3,794	245,054
Procter & Gamble Co.	12,393	670,709

		915,763

[1]

EVERGREEN VA FUND SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Tobacco 1.3%
Altria Group, Inc.	16,616	$781,617

ENERGY 10.7%
Energy Equipment & Services 2.1%
Cooper Cameron Corp. *	860	47,162
Halliburton Co.	6,558	220,939
Schlumberger, Ltd.	11,485	773,055
Transocean, Inc. *	5,007	179,151

		1,220,307

Oil & Gas 8.6%
Anadarko Petroleum Corp.	100	6,636
Apache Corp.	7,094	355,480
Burlington Resources, Inc.	11,500	469,200
ChevronTexaco Corp.	13,553	726,983
ConocoPhillips	881	72,991
Devon Energy Corp.	6,280	445,943
Exxon Mobil Corp.	42,039	2,031,745
Marathon Oil Corp.	5,624	232,159
Occidental Petroleum Corp.	3,496	195,531
Valero Energy Corp.	300	24,063
XTO Energy, Inc.	16,726	543,260

		5,103,991

FINANCIALS 17.5%
Capital Markets 2.4%
Goldman Sachs Group, Inc.	1,600	149,184
Merrill Lynch & Co., Inc.	9,190	456,927
Morgan Stanley	15,730	775,489
State Street Corp.	1,300	55,523

		1,437,123

Commercial Banks 4.8%
Bank of America Corp.	27,500	1,191,575
Hibernia Corp., Class A	100	2,641
SunTrust Banks, Inc.	4,411	310,579
U.S. Bancorp	17,204	497,196
Wells Fargo & Co.	10,788	643,288
Zions Bancorp	3,000	183,120

		2,828,399

Consumer Finance 1.4%
American Express Co.	16,210	834,167

Diversified Financial Services 3.6%
Citigroup, Inc.	32,079	1,415,325
JPMorgan Chase & Co.	18,878	750,023

		2,165,348

Insurance 3.5%
Allstate Corp.	8,751	419,961
American International Group, Inc.	17,259	1,173,439
Mitsui Sumitomo Insurance Co., Ltd.	34,000	280,467
SAFECO Corp.	4,079	186,206

		2,060,073

Thrifts & Mortgage Finance 1.8%
Sovereign Bancorp, Inc.	12,956	282,700
Washington Mutual, Inc.	19,457	760,379

		1,043,079

[2]

EVERGREEN VA FUND SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE 14.9%
Biotechnology 1.1%
Amgen, Inc. *	3,500	$198,380
Biogen Idec, Inc. *	5,000	305,850
Genentech, Inc. *	2,784	145,937

		650,167

Health Care Equipment & Supplies 5.8%
Alcon, Inc.	2,000	160,400
Baxter International, Inc.	2,493	80,175
Becton Dickinson & Co.	400	20,680
Boston Scientific Corp. *	5,348	212,476
Medtronic, Inc.	19,624	1,018,485
Millipore Corp. *	7,500	358,875
St. Jude Medical, Inc. *	6,000	451,620
Stryker Corp.	9,000	432,720
Thermo Electron Corp. *	12,147	328,212
Zimmer Holdings, Inc. *	4,641	366,825

		3,430,468

Health Care Providers & Services 2.7%
Aetna, Inc.	7,400	739,482
AmerisourceBergen Corp.	610	32,763
Anthem, Inc. *	3,023	263,757
Caremark Rx, Inc. *	12,000	384,840
UnitedHealth Group, Inc.	2,546	187,742

		1,608,584

Pharmaceuticals 5.3%
Abbott Laboratories	5,815	246,323
Bristol-Myers Squibb Co.	2,100	49,707
Eli Lilly & Co.	2,500	150,125
Merck & Co., Inc.	15,326	505,758
Pfizer, Inc.	42,286	1,293,952
Schering-Plough Corp.	13,000	247,780
Wyeth	18,109	677,277

		3,170,922

INDUSTRIALS 12.0%
Aerospace & Defense 2.5%
Boeing Co.	3,500	180,670
Honeywell International, Inc.	7,865	282,039
Lockheed Martin Corp.	11,921	664,954
Northrop Grumman Corp.	6,595	351,711

		1,479,374

Building Products 0.7%
Masco Corp.	11,800	407,454

Commercial Services & Supplies 0.5%
Cendant Corp.	13,137	283,759

Electrical Equipment 0.8%
Cooper Industries, Ltd., Class A	8,300	489,700

Industrial Conglomerates 5.3%
3M Co.	400	31,988
Allete, Inc.	6,743	219,137
General Electric Co.	56,369	1,892,871
Tyco International, Ltd.	31,886	977,625

		3,121,621

[3]

EVERGREEN VA FUND SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Machinery 2.2%
Deere & Co.	11,196	$722,702
Illinois Tool Works, Inc.	2,706	252,118
Ingersoll-Rand Co., Ltd., Class A	3,615	245,711
SPX Corp.	2,950	104,430

		1,324,961

Road & Rail 0.0%
CSX Corp.	200	6,640

INFORMATION TECHNOLOGY 14.5%
Communications Equipment 3.6%
Cisco Systems, Inc. *	25,008	452,645
Corning, Inc. *	54,000	598,320
Motorola, Inc.	20,000	360,800
QUALCOMM, Inc.	18,254	712,636

		2,124,401

Computers & Peripherals 3.2%
Dell, Inc. *	11,675	415,630
Hewlett-Packard Co.	18,683	350,306
International Business Machines Corp.	7,275	623,759
Lexmark International, Inc., Class A *	6,500	546,065

		1,935,760

Electronic Equipment & Instruments 0.0%
Ingram Micro, Inc., Class A *	998	16,068

Internet Software & Services 0.6%
Yahoo!, Inc. *	11,000	373,010

IT Services 1.9%
Accenture, Ltd., Class A *	10,000	270,500
Affiliated Computer Services, Inc., Class A *	5,000	278,350
Cognizant Technology Solutions Corp., Class A *	7,500	228,825
First Data Corp.	7,895	343,432

		1,121,107

Semiconductors & Semiconductor Equipment 1.3%
Intel Corp.	37,456	751,367

Software 3.9%
Intuit, Inc. *	6,651	301,956
Microsoft Corp.	61,708	1,706,226
Oracle Corp. *	27,036	304,966

		2,313,148

MATERIALS 4.0%
Chemicals 2.1%
Air Products & Chemicals, Inc.	6,000	326,280
Dow Chemical Co.	3,833	173,175
Monsanto Co.	7,226	263,171
PPG Industries, Inc.	8,134	498,451

		1,261,077

Metals & Mining 1.9%
Freeport-McMoRan Copper & Gold, Inc., Class B	9,770	395,685
Nucor Corp.	1,750	159,898
Peabody Energy Corp.	3,812	226,814
Phelps Dodge Corp.	3,675	338,210

		1,120,607

[4]

EVERGREEN VA FUND SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES 3.2%
Diversified Telecommunication Services 2.6%
ALLTEL Corp.	4,795	$263,294
BellSouth Corp.	4,325	117,294
CenturyTel, Inc.	1,950	66,768
SBC Communications, Inc.	6,075	157,646
Verizon Communications, Inc.	24,308	957,249

		1,562,251

Wireless Telecommunications Services 0.6%
Nextel Communications, Inc., Class A *	13,792	328,801

UTILITIES 2.0%
Electric Utilities 2.0%
Entergy Corp.	4,945	299,716
Exelon Corp.	10,954	401,902
FPL Group, Inc.	1,200	81,984
PG&E Corp. *	13,204	401,402
Wisconsin Energy Corp.	200	6,380

		1,191,384

Total Common Stocks (cost $51,943,312)		57,265,802

EXCHANGE TRADED FUNDS 0.2%
iShares Russell 2000 Index Fund	300	34,155
iShares S&P SmallCap 600/BARRA Value Fund	950	103,901

Total Exchange Traded Funds (cost $95,324)		138,056

SHORT-TERM INVESTMENTS 3.2%
MUTUAL FUND SHARES 3.2%
Evergreen Institutional U.S. Government Money Market Fund ø (cost $1,871,783)	1,871,783	1,871,783

Total Investments (cost $53,910,419) 99.9%		59,275,641
Other Assets and Liabilities 0.1%		45,512

Net Assets 100.0%		$59,321,153

*	Non-income producing security.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt

On September 30, 2004, the aggregate cost of securities for federal income tax purposes was $55,041,795. The gross unrealized appreciation and depreciation on securities based on tax cost was $6,502,030 and $2,268,184, respectively, with a net unrealized appreciation of $4,233,846.

[5]

EVERGREEN VA GROWTH AND INCOME FUND SCHEDULE OF INVESTMENTS
September 30, 2004 (unaudited)
	Shares	Value

COMMON STOCKS 97.7%
CONSUMER DISCRETIONARY 7.7%
Distributors 0.3%
Adesa, Inc.	25,000	$410,750

Internet & Catalog Retail 0.9%
Amazon.com, Inc. *	26,250	1,072,575

Media 2.1%
Comcast Corp., Class A *	32,017	904,160
Time Warner, Inc. *	54,362	877,403
Viacom, Inc., Class B	24,921	836,349

		2,617,912

Multi-line Retail 0.5%
Target Corp.	13,595	615,174

Specialty Retail 2.1%
Best Buy Co., Inc.	12,774	692,862
Home Depot, Inc.	18,622	729,982
Lowe's Companies, Inc.	10,515	571,490
Staples, Inc.	20,944	624,550

		2,618,884

Textiles, Apparel & Luxury Goods 1.8%
Nike, Inc., Class B	16,723	1,317,772
Polo Ralph Lauren Corp., Class A	23,221	844,548

		2,162,320

CONSUMER STAPLES 6.6%
Beverages 1.5%
Anheuser-Busch Companies, Inc.	11,395	569,180
Diageo plc	49,563	618,890
PepsiCo, Inc.	13,477	655,656

		1,843,726

Food & Staples Retailing 2.3%
BJ's Wholesale Club, Inc. *	37,478	1,024,648
CVS Corp.	30,098	1,268,029
Wal-Mart Stores, Inc.	10,234	544,449

		2,837,126

Food Products 0.7%
General Mills, Inc.	19,988	897,461

Household Products 0.8%
Procter & Gamble Co.	17,019	921,069

Tobacco 1.3%
Altria Group, Inc.	33,731	1,586,706

ENERGY 9.9%
Energy Equipment & Services 0.5%
Schlumberger, Ltd.	9,352	629,483

Oil & Gas 9.4%
Apache Corp.	16,850	844,354
BP Amoco plc, ADR	58,980	3,393,119
ConocoPhillips	19,562	1,620,712
Exxon Mobil Corp.	103,254	4,990,266
Occidental Petroleum Corp.	12,111	677,368

		11,525,819

[1]

EVERGREEN VA GROWTH AND INCOME FUND SCHEDULE OF INVESTMENTS continued
September 30, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS 23.4%
Capital Markets 3.9%
Bank of New York Co., Inc.	32,876	$958,993
Goldman Sachs Group, Inc.	6,601	615,477
Legg Mason, Inc. þ	11,099	591,217
Merrill Lynch & Co., Inc.	13,024	647,553
Morgan Stanley	12,997	640,752
State Street Corp.	13,773	588,245
T. Rowe Price Group, Inc. þ	14,486	737,917

		4,780,154

Commercial Banks 7.0%
Bank of America Corp.	88,236	3,823,266
Comerica, Inc.	13,023	772,915
U.S. Bancorp	43,219	1,249,029
Wells Fargo & Co.	36,391	2,169,995
Zions Bancorp	9,895	603,991

		8,619,196

Consumer Finance 1.5%
American Express Co.	22,899	1,178,382
Capital One Financial Corp.	9,182	678,550

		1,856,932

Diversified Financial Services 4.4%
Citigroup, Inc.	78,214	3,450,802
JPMorgan Chase & Co.	49,850	1,980,540

		5,431,342

Insurance 3.8%
ACE, Ltd.	18,023	722,001
American International Group, Inc.	17,156	1,166,437
Chubb Corp.	8,771	616,426
Hartford Financial Services Group, Inc.	18,804	1,164,532
Prudential Financial, Inc.	21,128	993,861

		4,663,257

Real Estate 0.6%
Global Signal, Inc. REIT	31,947	731,586

Thrifts & Mortgage Finance 2.2%
Fannie Mae	32,172	2,039,705
PMI Group, Inc.	15,360	623,309

		2,663,014

HEALTH CARE 10.2%
Biotechnology 0.4%
Amgen, Inc. *	10,253	581,140

Health Care Equipment & Supplies 1.9%
Baxter International, Inc.	26,960	867,034
Millipore Corp. *	17,179	822,015
Stryker Corp.	13,241	636,627

		2,325,676

Health Care Providers & Services 2.5%
Aetna, Inc.	11,392	1,138,403
Caremark Rx, Inc. *	31,686	1,016,170
HCA, Inc.	23,343	890,535

		3,045,108

[2]

EVERGREEN VA GROWTH AND INCOME FUND SCHEDULE OF INVESTMENTS continued
September 30, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals 5.4%
Abbott Laboratories	21,635	$916,459
Eli Lilly & Co.	9,878	593,174
Johnson & Johnson	37,992	2,140,089
Merck & Co., Inc.	21,582	712,206
Pfizer, Inc.	74,160	2,269,296

		6,631,224

INDUSTRIALS 13.2%
Aerospace & Defense 2.3%
Honeywell International, Inc.	17,229	617,832
Lockheed Martin Corp.	22,597	1,260,461
United Technologies Corp.	9,753	910,735

		2,789,028

Building Products 1.1%
Masco Corp.	40,194	1,387,899

Industrial Conglomerates 3.1%
Allete, Inc.	8,333	270,833
General Electric Co.	76,570	2,571,221
Tyco International, Ltd.	32,417	993,905

		3,835,959

Machinery 6.7%
AGCO Corp. *	29,565	668,760
Caterpillar, Inc.	8,263	664,759
Danaher Corp.	26,796	1,374,099
Deere & Co.	15,751	1,016,727
Donaldson Co., Inc. þ	44,281	1,257,138
Dover Corp.	31,114	1,209,401
ITT Industries, Inc.	8,778	702,152
Oshkosh Truck Corp.	7,785	444,212
Timken Co.	37,323	918,892

		8,256,140

INFORMATION TECHNOLOGY 10.2%
Communications Equipment 2.0%
Corning, Inc.*	73,007	808,917
Lucent Technologies, Inc. * þ	180,099	570,914
Motorola, Inc.	57,065	1,029,453

		2,409,284

Computers & Peripherals 1.1%
International Business Machines Corp.	8,361	716,872
Lexmark International, Inc., Class A *	7,518	631,587

		1,348,459

IT Services 0.6%
First Data Corp.	16,942	736,977

Semiconductors & Semiconductor Equipment 1.5%
Altera Corp. *	30,944	605,574
Intel Corp.	31,768	637,266
Texas Instruments, Inc.	26,948	573,454

		1,816,294

[3]

EVERGREEN VA GROWTH AND INCOME FUND SCHEDULE OF INVESTMENTS continued
September 30, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software 5.0%
Cadence Design Systems, Inc. *	46,487	$606,190
Intuit, Inc. *	19,569	888,433
Microsoft Corp.	83,924	2,320,499
Oracle Corp. *	213,070	2,403,429

		6,218,551

MATERIALS 8.7%
Chemicals 4.3%
Air Products & Chemicals, Inc.	23,808	1,294,679
Dow Chemical Co.	29,329	1,325,084
Ecolab, Inc.	20,144	633,327
Lyondell Chemical Co.	31,518	707,894
PPG Industries, Inc.	10,500	643,440
Praxair, Inc.	15,390	657,769

		5,262,193

Containers & Packaging 0.7%
Pactiv Corp. *	37,925	881,756

Metals & Mining 2.6%
Alcoa, Inc.	19,811	665,451
Freeport-McMoRan Copper & Gold, Inc., Class B þ	18,469	747,995
Massey Energy Co. þ	23,728	686,451
Phelps Dodge Corp.	11,663	1,073,346

		3,173,243

Paper & Forest Products 1.1%
Weyerhaeuser Co.	20,733	1,378,330

TELECOMMUNICATION SERVICES 2.8%
Diversified Telecommunication Services 1.4%
SBC Communications, Inc.	33,400	866,730
Verizon Communications, Inc.	22,000	866,360

		1,733,090

Wireless Telecommunications Services 1.4%
Western Wireless Corp., Class A *	70,000	1,799,700

UTILITIES 5.0%
Electric Utilities 4.2%
Cinergy Corp.	7,600	300,960
E.ON AG	19,500	1,438,319
Enel SpA	100,000	817,072
Exelon Corp.	20,608	756,107
FirstEnergy Corp.	17,942	737,057
TERNA SpA	90,000	214,016
TXU Corp. þ	18,000	862,560

		5,126,091

Multi-Utilities & Unregulated Power 0.8%
Dominion Resources, Inc.	7,504	489,636
Public Service Enterprise Group, Inc.	12,000	511,200

		1,000,836

Total Common Stocks (cost $109,201,991)		120,221,464

[4]

EVERGREEN VA GROWTH AND INCOME FUND SCHEDULE OF INVESTMENTS continued
September 30, 2004 (unaudited)
	Shares	Value

RIGHTS 0.0%
FINANCIALS 0.0%
Thrifts & Mortgage Finance 0.0%
Bank United Corp. * (cost $4,590)	13,500	$810

SHORT-TERM INVESTMENTS 4.1%
MUTUAL FUND SHARES 4.1%
Evergreen Institutional U.S. Government Money Market Fund ø	2,630,410	2,630,410
Navigator Prime Portfolio þþ	2,393,647	2,393,647

Total Short-Term Investments (cost $5,024,057)		5,024,057

Total Investments (cost $114,230,638) 101.8%		125,246,331
Other Assets and Liabilities (1.8%)		(2,266,538)

Net Assets 100.0%		$122,979,793

*	Non-income producing security.
þ	All or a portion of this security is on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þþ	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
ADR	American Depository Receipt
REIT	Real Estate Investment Trust

On September 30, 2004, the aggregate cost of securities for federal income tax purposes was $114,282,548. The gross unrealized appreciation and depreciation on securities based on tax cost was $13,405,839 and $2,442,056, respectively, with a net unrealized appreciation of $10,963,783.

[5]

EVERGREEN VA GROWTH FUND SCHEDULE OF INVESTMENTS
September 30, 2004 (unaudited)
	Shares	Value

COMMON STOCKS 96.4%
CONSUMER DISCRETIONARY 12.6%
Automobiles 0.7%
Monaco Coach Corp.	7,150	$154,798

Hotels, Restaurants & Leisure 3.8%
Applebee's International, Inc.	2,712	68,559
P.F. Chang's China Bistro, Inc. *	2,900	140,621
Penn National Gaming, Inc. *	5,050	204,020
Rare Hospitality International, Inc. *	4,500	119,925
Ruby Tuesday, Inc.	4,850	135,170
Shuffle Master, Inc. *	5,625	210,712

		879,007

Internet & Catalog Retail 0.4%
GSI Commerce, Inc. *	100	881
priceline.com, Inc. *	3,900	86,463

		87,344

Leisure Equipment & Products 1.3%
Marvel Enterprises, Inc. *	11,750	171,080
SCP Pool Corp. *	5,175	138,379

		309,459

Media 0.8%
Radio One, Inc., Class D *	13,050	185,702

Multi-line Retail 0.4%
Conn's, Inc. *	7,300	102,054

Specialty Retail 5.2%
America's Car-Mart, Inc. *	4,300	145,125
AnnTaylor Stores Corp. *	2,600	60,840
Guitar Center, Inc. *	3,100	134,230
Hibbett Sporting Goods, Inc. *	7,287	149,311
Michaels Stores, Inc.	1,900	112,499
Monro Muffler Brake, Inc. *	6,550	143,117
Stage Stores, Inc. *	4,419	151,218
Steiner Leisure, Ltd. *	6,800	150,280
West Marine, Inc. *	6,700	143,246

		1,189,866

CONSUMER STAPLES 1.3%
Food & Staples Retailing 1.3%
Performance Food Group Co. *	4,500	106,650
United Natural Foods, Inc. *	7,000	186,200

		292,850

ENERGY 6.9%
Energy Equipment & Services 5.0%
Grey Wolf, Inc. *	37,100	181,419
Input/Output, Inc. *	17,300	178,363
Oceaneering International, Inc. *	5,700	209,988
Superior Energy Services, Inc. *	21,250	274,550
Unit Corp. *	8,600	301,688

		1,146,008

Oil & Gas 1.9%
Comstock Resources, Inc. *	8,500	177,820
Ultra Petroleum Corp. *	5,550	272,227

		450,047

[1]

EVERGREEN VA GROWTH FUND SCHEDULE OF INVESTMENTS continued
September 30, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued FINANCIALS 9.3%
Capital Markets 0.9%
Investors Financial Services Corp.	4,550	$205,342

Commercial Banks 3.3%
Boston Private Financial Holdings, Inc.	5,850	146,016
East West Bancorp, Inc.	7,578	254,545
Silicon Valley Bancshares *	3,400	126,378
Southwest Bancorp of Texas, Inc.	11,900	239,666

		766,605

Consumer Finance 0.7%
Asta Funding, Inc.	9,894	160,184

Insurance 3.4%
Argonaut Group, Inc. *	8,000	149,360
HCC Insurance Holdings, Inc.	4,550	137,182
Hub International, Ltd.	9,000	162,720
Markel Corp. *	850	262,140
U.S.I. Holdings Corp. *	5,761	78,638

		790,040

Thrifts & Mortgage Finance 1.0%
BankAtlantic Bancorp, Inc., Class A	7,600	139,232
Dime Community Bancshares, Inc.	5,050	84,840

		224,072

HEALTH CARE 20.3%
Biotechnology 5.6%
Celgene Corp. *	2,000	116,460
Connetics Corp. *	8,300	224,266
DOV Pharmaceutical, Inc. *	11,300	193,682
Gen-Probe, Inc. *	2,900	115,623
Martek Biosciences Corp. *	4,150	201,856
Onyx Pharmaceuticals, Inc. *	3,600	154,836
Protein Design Labs, Inc. *	5,800	113,564
Telik, Inc. *	6,950	154,985

		1,275,272

Health Care Equipment & Supplies 5.4%
American Medical Systems Holdings, Inc. *	6,350	230,314
Kensey Nash Corp. *	5,800	151,902
Kinetic Concepts, Inc. *	1,100	57,805
Kyphon, Inc. *	7,100	175,938
Mentor Corp.	4,300	144,824
ResMed, Inc. *	2,900	138,069
Respironics, Inc. *	4,450	237,808
Wright Medical Group, Inc. *	4,100	102,992

		1,239,652

Health Care Providers & Services 7.1%
Advisory Board Co. *	3,500	117,600
Beverly Enterprises, Inc. *	22,400	169,568
Centene Corp. *	4,800	204,384
LabOne, Inc. *	4,800	140,304
Pediatrix Medical Group, Inc. *	3,100	170,035
PSS World Medical, Inc. *	12,400	124,496
Psychiatric Solutions, Inc. *	5,870	148,804
Select Medical Corp.	9,800	131,614
Symbion, Inc. *	6,700	107,904

[2]

EVERGREEN VA GROWTH FUND SCHEDULE OF INVESTMENTS continued
September 30, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued HEALTH CARE continued
Health Care Providers & Services continued
United Surgical Partners International, Inc. *	3,200	$109,920
VCA Antech, Inc. *	10,600	218,678

		1,643,307

Pharmaceuticals 2.2%
AtheroGenics, Inc. *	3,800	125,210
Bradley Pharmaceuticals, Inc., Class A *	7,000	142,450
Medicines Co. *	4,000	96,560
Medicis Pharmaceutical Corp., Class A	3,700	144,448

		508,668

INDUSTRIALS 17.1%
Aerospace & Defense 1.3%
Engineered Support Systems, Inc.	4,100	187,124
Sypris Solutions, Inc.	7,700	105,105

		292,229

Air Freight & Logistics 2.4%
Forward Air Corp. *	6,200	248,124
UTi Worldwide, Inc.	5,050	296,990

		545,114

Airlines 0.5%
SkyWest, Inc.	7,650	115,133

Commercial Services & Supplies 4.3%
Corrections Corporation of America *	4,900	173,264
DiamondCluster International, Inc., Class A *	13,900	169,580
Heidrick & Struggles International, Inc. *	6,900	198,858
Kforce, Inc. *	10,300	86,314
Resources Connection, Inc. *	4,900	185,122
Stericycle, Inc. *	3,850	176,715

		989,853

Electrical Equipment 0.7%
Power-One, Inc. *	24,350	157,788

Machinery 4.8%
Actuant Corp., Class A *	6,200	255,502
Briggs & Stratton Corp.	2,200	178,640
IDEX Corp.	7,500	254,700
Oshkosh Truck Corp.	4,300	245,358
Terex Corp. *	4,100	177,940

		1,112,140

Road & Rail 0.9%
Old Dominion Freight Line, Inc. *	7,200	207,432

Trading Companies & Distributors 2.2%
Hughes Supply, Inc.	8,800	264,616
MSC Industrial Direct Co., Inc., Class A	7,250	247,080

		511,696

INFORMATION TECHNOLOGY 27.0%
Communications Equipment 4.3%
AudioCodes, Ltd. *	12,096	152,289
F5 Networks, Inc. *	9,600	292,416
Packeteer, Inc. *	12,600	136,206
Powerwave Technologies, Inc. *	32,000	197,120
Stratex Networks, Inc. *	22,600	50,624
Tekelec *	10,500	175,140

		1,003,795

[3]

EVERGREEN VA GROWTH FUND SCHEDULE OF INVESTMENTS continued
September 30, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued INFORMATION TECHNOLOGY continued
Computers & Peripherals 1.9%
Applied Films Corp. *	5,000	$90,050
InFocus Corp. *	14,200	130,072
Synaptics, Inc. *	10,900	219,744

		439,866

Electronic Equipment & Instruments 2.1%
Aeroflex, Inc. *	20,000	211,400
Benchmark Electronics, Inc. *	8,425	251,065
Parlex Corp. *	3,390	18,137

		480,602

Internet Software & Services 3.2%
Ask Jeeves, Inc. *	1,200	39,252
Digital River, Inc. *	4,100	122,098
Equinix, Inc. *	8,278	254,714
Interwoven, Inc. *	11,800	85,432
NIC, Inc. *	10,200	54,672
Retek, Inc. *	9,600	43,776
ValueClick, Inc. *	14,100	133,104

		733,048

IT Services 3.6%
Cognizant Technology Solutions Corp., Class A *	6,300	192,213
eFunds Corp. *	14,000	260,260
Global Payments, Inc.	4,950	265,072
MPS Group, Inc. *	12,550	105,546

		823,091

Semiconductors & Semiconductor Equipment 5.9%
ATMI, Inc. *	11,450	234,496
August Technology Corp. *	7,200	49,464
Exar Corp. *	14,150	200,364
Genesis Microchip, Inc. *	13,500	182,250
LTX Corp. *	22,600	122,266
Micrel, Inc. *	2,750	28,627
Pixelworks, Inc. *	10,900	109,109
Power Integrations, Inc. *	2,500	51,075
Rudolph Technologies, Inc.	4,900	82,026
Semtech Corp. *	6,900	132,273
Silicon Image, Inc. *	9,300	117,552
Trident Microsystems, Inc.	4,900	49,343

		1,358,845

Software 6.0%
Activision, Inc. *	8,200	113,734
Agile Software Corp. *	30,800	244,244
ANSYS, Inc. *	2,500	124,325
Aspen Technology, Inc. *	15,800	110,442
Concur Technologies, Inc. *	12,000	125,880
Kronos, Inc. *	3,900	172,731
Moldflow Corp. *	17,100	205,200
RSA Security, Inc. *	9,500	183,350
Sonic Solutions *	6,700	109,344

		1,389,250

[4]

EVERGREEN VA GROWTH FUND SCHEDULE OF INVESTMENTS continued
September 30, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued MATERIALS 1.3%
Chemicals 0.7%
Headwaters, Inc. *	5,500	$169,730

Metals & Mining 0.6%
AMCOL International Corp.	6,600	126,192

TELECOMMUNICATION SERVICES 0.6%
Wireless Telecommunications Services 0.6%
Alamosa Holdings, Inc. *	17,100	130,644
JAMDAT Mobile, Inc.	400	9,228

		139,872

Total Common Stocks (cost $18,687,819)		22,205,953

SHORT-TERM INVESTMENTS 2.3%
MUTUAL FUND SHARES 2.3%
Evergreen Institutional Money Market Fund ø (cost $532,093)	532,093	532,093

Total Investments (cost $19,219,912) 98.7%		22,738,046
Other Assets and Liabilities 1.3%		304,008

Net Assets 100.0%		$23,042,054

*	Non-income producing security.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

On September 30, 2004, the aggregate cost of securities for federal income tax purposes was $19,382,822. The gross unrealized appreciation and depreciation on securities based on tax cost was $4,230,273 and $875,049, respectively, with a net unrealized appreciation of $3,355,224.

[5]

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS

September 30, 2004 (unaudited)
	Principal Amount	Value

CORPORATE BONDS 84.0%
CONSUMER DISCRETIONARY 21.4%
Auto Components 2.7%
Collins & Aikman Products Co.:
10.75%, 12/31/2011	$48,000	$48,240
12.875%, 08/15/2012 144A	100,000	92,750
Dana Corp., 9.00%, 08/15/2011	150,000	181,875
Dura Operating Corp., Ser. B, 8.625%, 04/15/2012	125,000	124,375
RJ Tower Corp., 12.00%, 06/01/2013	150,000	120,750
Tenneco Automotive, Inc., Ser. B, 10.25%, 07/15/2013	100,000	114,500

		682,490

Automobiles 0.6%
ArvinMeritor, Inc., 6.80%, 02/15/2009	153,000	157,590

Hotels, Restaurants & Leisure 4.3%
Ameristar Casinos, Inc., 10.75%, 02/15/2009	110,000	125,400
Equinox Holdings, Inc., 9.00%, 12/15/2009	155,000	160,425
Friendly Ice Cream Corp., 8.375%, 06/15/2012	20,000	19,300
Inn of The Mountain Gods, 12.00%, 11/15/2010	100,000	115,000
John Q. Hammons Hotels LP, Ser. B, 8.875%, 05/15/2012	175,000	196,000
La Quinta Corp., 8.875%, 03/15/2011	20,000	22,500
MTR Gaming Group, Inc., 9.75%, 04/01/2010 	120,000	131,400
Premier Entertainment Biloxi LLC, 10.75%, 02/01/2012	100,000	106,000
Venetian Casino Resort LLC, 11.00%, 06/15/2010	175,000	203,437

		1,079,462

Household Durables 1.0%
Amscan Holdings, Inc., 8.75%, 05/01/2014 144A	55,000	56,375
K. Hovnanian Enterprises, Inc., 6.375%, 12/15/2014	60,000	61,050
Meritage Corp., 9.75%, 06/01/2011	50,000	56,375
WCI Communities, Inc., 9.125%, 05/01/2012	60,000	67,200

		241,000

Leisure Equipment & Products 1.4%
Affinity Group, Inc., 9.00%, 02/15/2012	71,000	76,325
General Nutrition Centers, Inc., 8.50%, 12/01/2010	175,000	179,813
ICON Health & Fitness, Inc., 11.25%, 04/01/2012	100,000	107,500

		363,638

Media 6.6%
AMC Entertainment, Inc., 9.875%, 02/01/2012	175,000	182,000
Cablevision Systems Corp., 8.00%, 04/15/2012 144A	150,000	157,500
CCO Holdings LLC, 8.75%, 11/15/2013	175,000	172,594
Charter Communications Holdings LLC, 8.625%, 04/01/2009	150,000	117,375
Cinemark, Inc., Sr. Disc. Note, Step Bond, 0.00%, 03/15/2009 144A †	100,000	69,250
CSC Holdings, Inc., 7.625%, 04/01/2011	40,000	42,350
Dex Media East LLC, 9.875%, 11/15/2009	50,000	57,750
Emmis Communications Corp., 6.875%, 05/15/2012	105,000	109,463
Jostens IH Corp., 7.625%, 10/01/2012 144A #	125,000	126,250
Loews Cineplex Entertainment Corp., 9.00%, 08/01/2014 144A	50,000	51,875
Marquee Holdings, Inc., Sr. Disc. Note, Step Bond, 0.00%, 08/15/2014 144A †	200,000	119,500
Mediacom Capital Corp., 9.50%, 01/15/2013	175,000	169,312
RCN Corp., 12.50%, 06/30/2008  +	201,768	206,812
Riddell Bell Holdings, Inc., 8.375%, 10/01/2012 144A	100,000	102,125

		1,684,156

[1]

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Specialty Retail 4.4%
Aearo Co., 8.25%, 04/15/2012	$25,000	$25,625
Cole National Group, Inc., 8.875%, 05/15/2012	175,000	199,062
CSK Auto, Inc., 7.00%, 01/15/2014	200,000	194,500
FTD, Inc., 7.75%, 02/15/2014	250,000	250,625
Group 1 Automotive, Inc., 8.25%, 08/15/2013	175,000	185,500
Office Depot, Inc., 10.00%, 07/15/2008	50,000	59,000
PETCO Animal Supplies, Inc., 10.75%, 11/01/2011	50,000	58,250
United Auto Group, Inc., 9.625%, 03/15/2012	50,000	55,375
Warnaco Group, Inc., 8.875%, 06/15/2013	75,000	83,813

		1,111,750

Textiles, Apparel & Luxury Goods 0.4%
Finlay Fine Jewelry Corp., 8.375%, 06/01/2012 144A	100,000	108,000

CONSUMER STAPLES 5.1%
Food & Staples Retailing 0.4%
Duane Reade, Inc., 9.75%, 08/01/2011 144A	75,000	71,250
Rite Aid Corp., 9.50%, 02/15/2011	30,000	33,150

		104,400

Food Products 1.1%
Chiquita Brands International, Inc., 7.50%, 11/01/2014 144A	40,000	40,200
Del Monte Foods Co., 8.625%, 12/15/2012	46,000	51,405
Michael Foods, Inc., 8.00%, 11/15/2013	60,000	63,150
Seminis Vegetable Seeds, Inc., 10.25%, 10/01/2013	105,000	117,600

		272,355

Personal Products 3.2%
Elizabeth Arden, Inc., 7.75%, 01/15/2014	400,000	422,000
Playtex Products, Inc.:
8.00%, 03/01/2011 144A	200,000	213,000
9.375%, 06/01/2011	175,000	180,250

		815,250

Tobacco 0.4%
North Atlantic Trading, Inc., 9.25%, 03/01/2012	105,000	101,325

ENERGY 9.6%
Energy Equipment & Services 3.2%
Dresser, Inc., 9.375%, 04/15/2011	250,000	276,250
Grant Prideco, Inc., 9.00%, 12/15/2009	100,000	112,250
Gulfmark Offshore, Inc., 7.75%, 07/15/2014 144A	75,000	76,312
Lone Star Technologies, Inc., 9.00%, 06/01/2011	100,000	107,500
Parker Drilling Co., Ser. B, 10.125%, 11/15/2009	175,000	186,594
SESI LLC, 8.875%, 05/15/2011	50,000	54,875

		813,781

Oil & Gas 6.4%
Chesapeake Energy Corp., 6.875%, 01/15/2016	225,000	236,250
El Paso Energy Partners LP, 8.50%, 06/01/2011	92,000	103,845
El Paso Production Holding Co., 7.75%, 06/01/2013	120,000	120,900
Encore Acquisition Co., 6.25%, 04/15/2014	60,000	60,300
Evergreen Resources, Inc., 5.875%, 03/15/2012	20,000	20,700
Exco Resources, Inc., 7.25%, 01/15/2011	25,000	26,625
General Maritime Corp., 10.00%, 03/15/2013	120,000	136,950
Gulfterra Energy Partners LP, Ser. B, 6.25%, 06/01/2010	50,000	55,500
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	100,000	111,000
Plains Exploration & Production Co., 8.75%, 07/01/2012	225,000	253,688

[2]

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
ENERGY continued
Oil & Gas continued
Premcor Refining Group, Inc.:
6.75%, 05/01/2014	$75,000	$78,000
9.50%, 02/01/2013	100,000	118,250
Stone Energy Corp., 8.25%, 12/15/2011	110,000	119,075
Tesoro Petroleum Corp.:
8.00%, 04/15/2008	50,000	54,250
9.625%, 04/01/2012	100,000	116,250

		1,611,583

FINANCIALS 6.6%
Commercial Banks 0.8%
Western Financial Bank, 9.625%, 05/15/2012	175,000	198,625

Diversified Financial Services 1.5%
Arch Western Finance LLC, 6.75%, 07/01/2013 144A	125,000	135,000
Borden U.S. Finance Corp., 9.00%, 07/15/2014 144A	30,000	31,650
Nalco Finance Holdings LLC, Sr. Disc. Note, Step Bond, 0.00%, 05/15/2007 144A †	150,000	107,250
Qwest Capital Funding, Inc., 7.00%, 08/03/2009	125,000	115,000

		388,900

Insurance 0.7%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013	175,000	187,688

Real Estate 3.6%
Crescent Real Estate Equities, 9.25%, 04/15/2009 REIT	95,000	102,837
HMH Properties, Inc., Ser. B, 7.875%, 08/01/2008 REIT	45,000	46,519
Host Marriott LP, Ser. J, 7.125%, 11/01/2013 REIT	175,000	184,625
LNR Property Corp., 7.625%, 07/15/2013	175,000	192,500
Omega Healthcare Investors, Inc., 7.00%, 04/01/2014 144A REIT	25,000	25,500
Thornburg Mortgage, Inc., 8.00%, 05/15/2013 REIT	175,000	182,000
William Lyon Homes, Inc., 7.50%, 02/15/2014	175,000	179,375

		913,356

HEALTH CARE 4.5%
Health Care Equipment & Supplies 0.7%
Universal Hospital Services, Inc., 10.125%, 11/01/2011 	175,000	178,500

Health Care Providers & Services 3.6%
IASIS Healthcare Corp., 8.75%, 06/15/2014 144A	75,000	78,938
Pacificare Health Systems, Inc., 10.75%, 06/01/2009	26,000	30,095
Select Medical Corp., 9.50%, 06/15/2009	133,000	145,302
Service Corp. International:
6.75%, 04/01/2016 144A	60,000	60,300
7.70%, 04/15/2009	175,000	189,437
Team Health, Inc., 9.00%, 04/01/2012 144A	125,000	125,000
Tenet Healthcare Corp., 9.875%, 07/01/2014 144A	120,000	126,000
Vicar Operating, Inc., 9.875%, 12/01/2009	150,000	166,500

		921,572

Pharmaceuticals 0.2%
Alpharma, Inc., 8.625%, 05/01/2011 144A	40,000	41,200

INDUSTRIALS 11.4%
Aerospace & Defense 0.1%
Argo Tech Corp., 9.25%, 06/01/2011 144A	25,000	26,938

Building Products 1.0%
Maax Corp., 9.75%, 06/15/2012 144A	100,000	106,500
Nortek, Inc., 8.50%, 09/01/2014 144A	135,000	142,087

		248,587

[3]

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Commercial Services & Supplies 6.6%
Allied Waste North America, Inc.:
6.50%, 11/15/2010	$175,000	$174,125
Ser. B, 7.375%, 04/15/2014	200,000	193,500
American Color Graphics, Inc., 10.00%, 06/15/2010	100,000	77,500
Cenveo Corp., 7.875%, 12/01/2013	120,000	117,600
Clean Harbors, Inc., 11.25%, 07/15/2012 144A	75,000	79,500
Coinmach Corp., 9.00%, 02/01/2010	175,000	182,437
Geo Group, Inc., 8.25%, 07/15/2013	175,000	181,344
Hines Nurseries, Inc., 10.25%, 10/01/2011	38,000	40,470
JohnsonDiversey Holdings, Inc., Sr. Disc. Note, Step Bond, 0.00%, 05/15/2007 ¤	70,000	58,100
NationsRent, Inc., 9.50%, 10/15/2010	175,000	190,750
Stena AB, 7.50%, 11/01/2013	175,000	176,094
United Rentals North America, Inc., 7.75%, 11/15/2013	225,000	212,062

		1,683,482

Machinery 2.5%
Case New Holland, Inc., 9.25%, 08/01/2011 144A	240,000	270,000
Terex Corp.:
7.375%, 01/15/2014	95,000	100,225
10.375%, 04/01/2011	50,000	56,750
Wolverine Tube, Inc., 7.375%, 08/01/2008 144A	200,000	199,000

		625,975

Marine 0.2%
Horizon Lines LLC, 9.00%, 11/01/2012 144A	40,000	42,400

Transportation Infrastructure 1.0%
Offshore Logistics, Inc., 6.125%, 06/15/2013	250,000	255,000

INFORMATION TECHNOLOGY 2.6%
Communications Equipment 0.7%
Telex Communications, Inc., 11.50%, 10/15/2008 	175,000	189,875

Internet Software & Services 0.9%
UGS Corp., 10.00%, 06/01/2012 144A	200,000	219,000

IT Services 0.5%
Stratus Technologies, Inc., 10.375%, 12/01/2008	150,000	136,500

Semiconductors & Semiconductor Equipment 0.5%
Amkor Technology, Inc., 7.75%, 05/15/2013	150,000	123,750

MATERIALS 15.8%
Chemicals 6.5%
Equistar Chemicals LP, 10.625%, 05/01/2011	200,000	229,000
Ethyl Corp., 8.875%, 05/01/2010	30,000	32,550
FMC Corp., 10.25%, 11/01/2009	95,000	111,388
HMP Equity Holdings Corp., 0.00%, 05/15/2008 ¤	100,000	63,500
Huntsman Advanced Materials LLC, 11.00%, 07/15/2010 144A	100,000	116,500
Huntsman International LLC:
9.875%, 03/01/2009	175,000	193,813
11.50%, 07/15/2012 144A	175,000	194,031
Lyondell Chemical Co., 9.50%, 12/15/2008	100,000	109,625
Methanex Corp., 8.75%, 08/15/2012	95,000	109,725
Millennium America, Inc., 9.25%, 06/15/2008	175,000	193,812
Nalco Co., 8.875%, 11/15/2013	175,000	189,000
OM Group, Inc., 9.25%, 12/15/2011	100,000	104,750

		1,647,694

[4]

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Containers & Packaging 4.1%
Graham Packaging Co.:
8.50%, 10/15/2012 144A #	$20,000	$20,500
9.875%, 10/15/2014 144A #	60,000	61,725
Graphic Packaging International, Inc., 8.50%, 08/15/2011	125,000	140,313
Jarden Corp., 9.75%, 05/01/2012	100,000	111,000
Jefferson Smurfit Group, 7.50%, 06/01/2013	175,000	185,500
Owens-Brockway Glass Container, Inc.:
8.25%, 05/15/2013	160,000	171,200
8.75%, 11/15/2012	35,000	39,025
8.875%, 02/15/2009	175,000	191,187
Stone Container Corp., 9.75%, 02/01/2011	100,000	111,250

		1,031,700

Metals & Mining 3.5%
Alaska Steel Corp., 7.75%, 06/15/2012	55,000	54,038
Century Aluminum Co., 7.50%, 08/15/2014 144A	50,000	52,875
Foundation Pennsylvania Coal Co., 7.25%, 08/01/2014 144A	135,000	144,112
Freeport-McMoRan Copper & Gold, Inc.:
6.875%, 02/01/2014	70,000	67,900
7.50%, 11/15/2006	100,000	103,875
10.125%, 02/01/2010	90,000	102,262
Oregon Steel Mills, Inc., 10.00%, 07/15/2009	115,000	126,212
Peabody Energy Corp., 5.875%, 04/15/2016	75,000	74,438
U.S. Steel LLC, 10.75%, 08/01/2008	131,000	155,235

		880,947

Paper & Forest Products 1.7%
Buckeye Technologies, Inc., 8.50%, 10/01/2013	175,000	189,000
Georgia Pacific Corp., 8.125%, 05/15/2011	200,000	232,000
Millar Western Forest Products, Ltd., 7.75%, 11/15/2013 144A	25,000	26,375

		447,375

TELECOMMUNICATION SERVICES 3.6%
Diversified Telecommunication Services 2.1%
CBD Media LLC / CBD Finance, Inc., 8.625%, 06/01/2011	175,000	185,937
Consolidated Communications, Inc., 9.75%, 04/01/2012 144A	175,000	180,250
FairPoint Communications, Inc., 12.50%, 05/01/2010 	50,000	53,750
Qwest Corp., 7.875%, 09/01/2011 144A	115,000	119,888

		539,825

Wireless Telecommunications Services 1.5%
Nextel Communications, Inc., 7.375%, 08/01/2015	225,000	243,000
Rural Cellular Corp.:
8.25%, 03/15/2012 144A	20,000	20,450
9.75%, 01/15/2010	120,000	105,000

		368,450

UTILITIES 3.4%
Electric Utilities 0.8%
Edison Mission Energy, 9.875%, 04/15/2011	175,000	204,750

[5]

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
UTILITIES continued
Multi-Utilities & Unregulated Power 2.6%
AES Corp., 9.50%, 06/01/2009	$175,000	$196,438
Calpine Corp.:
8.50%, 07/15/2010 144A	100,000	77,000
9.625%, 09/30/2014 144A	135,000	133,313
NRG Energy, Inc., 8.00%, 12/15/2013 144A	65,000	69,956
Reliant Resources, Inc., 9.25%, 07/15/2010	175,000	188,781

		665,488

Total Corporate Bonds (cost $20,368,653)		21,314,357

YANKEE OBLIGATIONS-CORPORATE 5.2%
CONSUMER DISCRETIONARY 1.2%
Media 1.2%
IMAX Corp., 9.625%, 12/01/2010 144A	300,000	300,750

HEALTH CARE 0.9%
Pharmaceuticals 0.9%
Jean Coutu Group, Inc., 8.50%, 08/01/2014 144A	225,000	224,437

INDUSTRIALS 0.9%
Marine 0.7%
CP Ships, Ltd., 10.375%, 07/15/2012	145,000	166,750

Transportation Infrastructure 0.2%
Sea Containers, Ltd., 10.50%, 05/15/2012	50,000	51,313

INFORMATION TECHNOLOGY 0.5%
Electronic Equipment & Instruments 0.5%

Celestica, Inc., 7.875%, 07/01/2011	115,000	119,888

MATERIALS 0.9%
Containers & Packaging 0.8%
Crown European Holdings SA, 9.50%, 03/01/2011	175,000	196,000
Stone Container Finance Co., 7.375%, 07/15/2014 144A	25,000	26,312

		222,312

Metals & Mining 0.1%
Gerdau Ameristeel Corp., 10.375%, 07/15/2011	18,000	20,610

TELECOMMUNICATION SERVICES 0.8%
Diversified Telecommunication Services 0.3%
Northern Telecom, Ltd., 6.875%, 09/01/2023	100,000	92,000

Wireless Telecommunications Services 0.5%
Rogers Wireless, Inc.:
6.375%, 03/01/2014	60,000	55,500
9.625%, 05/01/2011	60,000	67,200

		122,700

Total Yankee Obligations-Corporate (cost $1,291,897)		1,320,760

[6]

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)
	Shares	Value

COMMON STOCKS 0.1%
CONSUMER DISCRETIONARY 0.1%
Media 0.1%
IMAX Corp.*	3,423	$19,272

HEALTH CARE 0.0%r
Health Care Providers & Services 0.0%
Sun Healthcare Group, Inc.*	244	1,964

Total Common Stocks (cost $524,257)		21,236

WARRANTS 0.0%
CONSUMER DISCRETIONARY 0.0%
Auto Components 0.0%
Hayes Lemmerz International, Inc., Expiring 6/3/2006, Ser. A*	335	452

Media 0.0%
Metricom, Inc., Expiring 2/15/2010 *+	50	0
RCN Corp., Expiring 06/30/2013 *+	25,000	0

		0

FINANCIALS 0.0%
Diversified Financial Services 0.0%

Asat Finance LLC, Expiring 11/01/2006 144A*+	100	0

HEALTH CARE 0.0%
Health Care Providers & Services 0.0%
Sun Healthcare Group, Inc., Expiring 2/28/2005*+	612	0

Total Warrants (cost $322,174)		452

SHORT-TERM INVESTMENTS 9.2%
MUTUAL FUND SHARES 9.2%
Evergreen Institutional Money Market Fund ø ## (cost $2,344,818)	2,344,818	2,344,818

Total Investments (cost $24,851,799) 98.5%		25,001,623
Other Assets and Liabilities 1.5%		390,979

Net Assets 100.0%		$25,392,602

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.
	No market quotation available. Valued at fair value as determined in good faith under procedures established by the Board of Trustees.
†	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discounts at acquisition. The rate shown is the stated rate at the current period end.
#	When-issued or delayed delivery security
+	Security is deemed illiquid.
¤	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.
*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
REIT	Real Estate Investment Trust

On September 30, 2004, the aggregate cost of securities for federal income tax purposes was $24,851,799. The gross unrealized appreciation and depreciation on securities based on tax cost was $1,119,090 and $969,266, respectively, with a net unrealized appreciation of $149,824.

[7]

EVERGREEN VA INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS
September 30, 2004 (unaudited)
	Country	Shares	Value

COMMON STOCKS 95.1%
CONSUMER DISCRETIONARY 17.2%
Auto Components 3.1%
Autoliv, Inc.	Sweden	28,560	$1,140,519
Compagnie Generale des Etablissements Michelin, Class B	France	13,556	688,813
Continental AG	Germany	11,970	650,586
Toyota Industries Corp.	Japan	22,200	504,660

			2,984,578

Automobiles 2.4%
Hyundai Motor Co., Ltd.	South Korea	6,880	317,263
Renault SA	France	5,606	458,398
TI Automotive, Ltd. *  +	United Kingdom	7,240	0
Toyota Motor Corp.	Japan	40,600	1,554,807

			2,330,468

Hotels, Restaurants & Leisure 1.7%
Enterprise Inns plc	United Kingdom	34,704	357,982
Hilton Group plc	United Kingdom	185,272	927,906
Sodexho Alliance, SA	France	10,565	279,436
Toho Co., Ltd.	Japan	3,200	45,447

			1,610,771

Household Durables 0.8%
Matsushita Electric Industrial Co., Ltd.	Japan	46,000	614,057
Sharp Corp.	Japan	12,000	165,089

			779,146

Leisure Equipment & Products 0.1%
Amer Group plc	Finland	1,700	80,217

Media 3.7%
Arnoldo Mondadori Editore SpA	Italy	14,459	136,813
Axel Springer Verlag AG	Germany	952	104,265
Edipresse SA	Switzerland	100	50,912
Grupo Televisa SA de CV, ADR	Mexico	5,689	299,981
Lagardere SCA	France	2,883	178,784
Mediaset SpA	Italy	12,985	147,375
PagesJaunes SA *	France	13,283	255,165
Telegraaf Holdings NV	Netherlands	9,382	212,032
Television Broadcasts, Ltd.	Hong Kong	101,000	450,725
Television Francaise 1 SA	France	9,457	268,215
Vivendi Universal *	France	56,010	1,434,825

			3,539,092

Multi-line Retail 1.6%
Galeries LaFayette SA	France	1,407	279,019
Marui Co., Ltd.	Japan	37,800	475,094
NEXT Group plc	United Kingdom	22,689	670,514
Ryohin Keikaku Co., Ltd.	Japan	3,200	138,228

			1,562,855

Specialty Retail 2.4%
Dixons Group plc	United Kingdom	103,732	320,538
Kingfisher plc	United Kingdom	269,880	1,505,498
Yamada Denki Co., Ltd.	Japan	12,500	431,054

			2,257,090

Textiles, Apparel & Luxury Goods 1.4%
Adidas-Salomon AG	Germany	3,160	440,854
Christian Dior SA	France	11,526	686,280
Hermes International SA	France	1,182	224,125

			1,351,259

[1]

EVERGREEN VA INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued
September 30, 2004 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES 6.7%
Beverages 1.5%
Diageo plc	United Kingdom	94,314	$1,177,692
Ito En, Ltd.	Japan	2,000	87,300
Koninklijke Grolsch NV	Netherlands	4,884	136,759

			1,401,751

Food & Staples Retailing 0.6%
Aeon Co., Ltd.	Japan	10,600	169,781
Boots Group plc	United Kingdom	34,282	398,297
Koninklijke Ahold NV	Netherlands	10,115	64,560

			632,638

Food Products 2.3%
Bunge, Ltd.	Bermuda	23,846	953,363
Lindt & Sprungli, Ltd.	Switzerland	255	293,385
Nestle SA	Switzerland	4,058	930,518

			2,177,266

Household Products 0.9%
Uni-Charm Corp.	Japan	18,000	891,873

Tobacco 1.4%
British American Tobacco plc	United Kingdom	19,942	289,073
Gallaher Group plc	United Kingdom	46,126	536,739
Swedish Match Co.	Sweden	52,000	549,472

			1,375,284

ENERGY 10.5%
Oil & Gas 10.5%
BP Amoco plc	United Kingdom	311,555	2,974,155
BP Amoco plc, ADR	United Kingdom	14,686	844,886
Encana Corp.	Canada	6,400	295,151
Eni SpA	Italy	51,496	1,153,571
LUKOIL Holding, ADR	Russia	781	97,430
MOL Magyar Olaj es Gazipari Rt	Hungary	16,298	796,674
Petro-Canada	Canada	14,205	738,065
Reliance Industries, Ltd.	India	48,560	548,350
Talisman Energy, Inc.	Canada	11,500	298,032
Total SA, Class B	France	11,535	2,349,068

			10,095,382

FINANCIALS 23.3%
Capital Markets 1.9%
3i Group plc	United Kingdom	22,180	222,973
Deutsche Bank AG	Germany	14,273	1,025,659
UBS AG	Switzerland	7,929	558,796

			1,807,428

Commercial Banks 12.4%
Anglo Irish Bank Corp. plc	Ireland	56,958	1,043,232
Bank Austria Creditanstalt AG	Austria	7,849	556,525
BNP Paribas SA	France	16,005	1,033,459
Credit Agricole SA	France	48,909	1,333,691
HBOS plc	United Kingdom	68,414	923,613
HSBC Holdings plc	United Kingdom	103,376	1,642,203
Lloyds TSB Group plc	United Kingdom	90,419	706,069
Mitsubishi Tokyo Financial Group, Inc.	Japan	107	892,355
OTP Bank	Hungary	21,709	486,075
Royal Bank of Scotland Group plc	United Kingdom	58,295	1,683,723
Sumitomo Trust & Banking Co., Ltd.	Japan	86,000	508,843

[2]

EVERGREEN VA INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued
September 30, 2004 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks continued
The Bank of Yokohama, Ltd.	Japan	102,000	$547,974
The Chiba Bank, Ltd.	Japan	107,000	561,242

			11,919,004

Consumer Finance 1.1%
Nissin Co., Ltd.	Japan	226,600	487,356
Orix Corp.	Japan	5,500	564,000

			1,051,356

Diversified Financial Services 3.0%
Brascan Corp., Class A	Canada	54,463	1,641,316
Groupe Bruxelles Lambert SA	Belgium	9,088	633,654
Pargesa Holdings AG	Switzerland	188	572,780

			2,847,750

Insurance 3.8%
Allianz AG	Germany	3,876	390,288
Baloise-Holding	Switzerland	6,396	247,430
CNP Assurances	France	9,488	616,184
Irish Life & Permanent plc	Ireland	34,317	553,971
Mitsui Sumitomo Insurance Co., Ltd.	Japan	49,000	404,202
QBE Insurance Group, Ltd.	Australia	90,690	860,437
Scor SA *	France	249,615	384,350
Swiss Reinsurance Co.	Switzerland	2,389	137,622

			3,594,484

Real Estate 1.1%
British Land Co. plc	United Kingdom	48,398	651,639
Mitsubishi Estate Co., Ltd.	Japan	42,000	438,314

			1,089,953

HEALTH CARE 9.8%
Biotechnology 0.6%
Serono SA	Switzerland	957	591,579

Health Care Equipment & Supplies 1.4%
Smith & Nephew plc	United Kingdom	143,034	1,314,951

Pharmaceuticals 7.8%
Daiichi Pharmaceutical Co., Ltd.	Japan	13,400	230,680
Eisai Co., Ltd.	Japan	27,000	735,061
GlaxoSmithKline plc, ADR	United Kingdom	75,737	1,632,399
Novartis AG	Switzerland	21,325	995,081
Roche Holding AG	Switzerland	17,801	1,841,114
Sanofi-Aventis SA	France	14,522	1,053,109
Taisho Pharmaceutical Co., Ltd.	Japan	13,000	240,664
Yamanouchi Pharmaceutical Co., Ltd.	Japan	23,400	755,969

			7,484,077

INDUSTRIALS 7.4%
Aerospace & Defense 1.7%
BAE Systems plc	United Kingdom	286,828	1,166,615
Embraer-Empresa Brasileira de Aeronautica SA, ADR	Brazil	17,395	459,228

			1,625,843

Building Products 0.6%
Cie De St-Gobain	France	10,198	523,377

[3]

EVERGREEN VA INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued
September 30, 2004 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Commercial Services & Supplies 0.5%
Buhrmann NV *	Netherlands	22,700	$171,099
Glory, Ltd.	Japan	1,200	17,892
Ritchie Brothers Auctioneers, Inc.	Canada	10,806	331,204

			520,195

Construction & Engineering 0.1%
Fomento de Construcciones y Contratas SA	Spain	2,409	89,412

Electrical Equipment 0.3%
Alstom SA*	France	520,520	310,251

Industrial Conglomerates 1.3%
Siemens AG	Germany	16,939	1,245,424

Machinery 2.8%
Heidelberger Druckmaschinen AG *	Germany	19,655	585,758
Hino Motors, Ltd.	Japan	53,000	369,382
Komori Corp.	Japan	15,000	190,707
MAN AG	Germany	11,988	409,814
THK Co., Ltd.	Japan	4,000	67,263
Volvo AB, Class B	Sweden	31,131	1,097,937

			2,720,861

Road & Rail 0.1%
Seino Transportation Co., Ltd.	Japan	7,000	62,571

INFORMATION TECHNOLOGY 5.3%
Communications Equipment 2.1%
L.M. Ericsson Telephone Co., Ser. B *	Sweden	649,657	2,014,855

Electronic Equipment & Instruments 0.6%
Hamamatsu Photonics K.K	Japan	4,000	67,154
Keyence Corp.	Japan	700	147,248
Nidec Corp.	Japan	3,400	343,718

			558,120

Office Electronics 1.9%
Canon, Inc.	Japan	19,000	893,144
Neopost	France	14,662	941,278

			1,834,422

Semiconductors & Semiconductor Equipment 0.7%
Samsung Electronics Co., Ltd.	South Korea	2,120	657,017

MATERIALS 5.9%
Chemicals 2.8%
BASF AG	Germany	7,558	445,325
Imperial Chemical Industries plc	United Kingdom	358,514	1,368,973
Linde AG	Germany	4,884	281,402
Lonza Group AG	Switzerland	4,946	223,854
Sanyo Chemical Industries, Ltd.	Japan	20,000	136,304
Sumitomo Chemical Co., Ltd.	Japan	46,000	217,905

			2,673,763

Construction Materials 0.9%
Cemex SA de CV, ADR	Mexico	16,707	470,135
Imerys	France	6,242	415,066

			885,201

[4]

EVERGREEN VA INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued
September 30, 2004 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Metals & Mining 2.2%
BHP Billiton, Ltd.	United Kingdom	93,244	$981,244
JFE Holdings, Inc.	Japan	7,900	225,110
Newcrest Mining, Ltd.	Australia	82,100	903,212

			2,109,566

TELECOMMUNICATION SERVICES 5.1%
Diversified Telecommunication Services 3.2%
Deutsche Telekom *	Germany	51,744	959,942
France Telecom SA	France	36,926	919,808
Nippon Telegraph & Telephone Corp.	Japan	150	597,577
Telefonica SA	Spain	23,185	346,919
Telefonos de Mexico SA de CV, ADR	Mexico	8,107	261,613

			3,085,859

Wireless Telecommunications Services 1.9%
Telecom Italia Mobile SpA	Italy	33,597	181,061
Vodafone Airtouch plc	United Kingdom	676,201	1,618,370

			1,799,431

UTILITIES 3.9%
Electric Utilities 2.9%
E.ON AG	Germany	23,869	1,760,576
Enel SpA	Italy	41,315	337,573
Korea Electric Power Corp.	South Korea	35,240	665,628

			2,763,777

Multi-Utilities & Unregulated Power 0.8%
RWE AG	Germany	6,633	316,942
United Utilities plc	United Kingdom	48,813	490,711

			807,653

Water Utilities 0.2%
Sociedad General de Aguas de Barcelona SA	Spain	10,330	181,506

Total Common Stocks (cost $80,944,369)			91,239,356

PREFERRED STOCKS 1.2%
CONSUMER DISCRETIONARY 1.2%
Media 1.2%
News Corp., Ltd. (cost $957,097)	Australia	138,634	1,092,413

SHORT-TERM INVESTMENTS 0.8%
MUTUAL FUND SHARES 0.8%
Evergreen Institutional U.S. Government Money Market Fund ø (cost $749,240)	United States
		749,240	749,240

Total Investments (cost $82,650,706) 97.1%			93,081,009
Other Assets and Liabilities 2.9%			2,823,506

Net Assets 100.0%			$95,904,515

*	Non-income producing security.
	No market quotation available. Valued at fair value as determined in good faith under procedures established by the Board of Trustees.
+	Security is deemed illiquid.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt

[5]

EVERGREEN VA INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued
September 30, 2004 (unaudited)

The following table shows the percent of total investments by geographic location as of September 30, 2004:

United Kingdom	26.1%
Japan	15.9%
France	15.7%
Germany	9.3%
Switzerland	6.9%
Sweden	5.2%
Canada	3.5%
Australia	3.1%
Italy	2.1%
South Korea	1.8%
Ireland	1.7%
Hungary	1.4%
Mexico	1.1%
Bermuda	1.0%
United States	0.8%
Belgium	0.7%
Spain	0.7%
Netherlands	0.6%
Austria	0.6%
India	0.6%
Brazil	0.5%
Hong Kong	0.5%
Russia	0.1%
Finland	0.1%

100.0%

On September 30, 2004, the aggregate cost of securities for federal income tax purposes was $82,988,864. The gross unrealized appreciation and depreciation on securities based on tax cost was $11,348,512 and $1,256,367, respectively, with a net unrealized appreciation of $10,092,145.

[6]

EVERGREEN VA OMEGA FUND SCHEDULE OF INVESTMENTS
September 30, 2004 (unaudited)
	Shares	Value

COMMON STOCKS 95.3%
CONSUMER DISCRETIONARY 12.9%
Auto Components 0.5%
Autoliv, Inc.	15,000	$606,000

Hotels, Restaurants & Leisure 2.5%
International Game Technology	22,000	790,900
Starbucks Corp. *	52,600	2,391,196

		3,182,096

Household Durables 1.6%
Pulte Homes, Inc.	33,000	2,025,210

Internet & Catalog Retail 4.3%
Amazon.com, Inc. *	43,800	1,789,668
eBay, Inc. *	40,300	3,705,182

		5,494,850

Specialty Retail 2.5%
Best Buy Co., Inc.	38,000	2,061,120
Chico's FAS, Inc. *	31,000	1,060,200

		3,121,320

Textiles, Apparel & Luxury Goods 1.5%
Coach, Inc. *	45,000	1,908,900

CONSUMER STAPLES 2.5%
Beverages 0.7%
PepsiCo, Inc.	18,000	875,700

Food & Staples Retailing 1.3%
CVS Corp.	40,000	1,685,200

Food Products 0.5%
McCormick & Co., Inc.	18,000	618,120

ENERGY 7.4%
Energy Equipment & Services 1.7%
Rowan Co., Inc. *	42,000	1,108,800
Weatherford International, Ltd. *	20,000	1,020,400

		2,129,200

Oil & Gas 5.7%
Apache Corp.	61,450	3,079,260
Burlington Resources, Inc.	61,000	2,488,800
XTO Energy, Inc.	50,050	1,625,624

		7,193,684

FINANCIALS 7.6%
Capital Markets 2.7%
Ameritrade Holding Corp. *	110,000	1,321,100
Investors Financial Services Corp.	47,000	2,121,110

		3,442,210

Consumer Finance 1.6%
American Express Co.	39,000	2,006,940

Diversified Financial Services 2.1%
Chicago Mercantile Exchange Holdings, Inc.	16,000	2,580,800

Insurance 1.2%
American International Group, Inc.	23,000	1,563,770

[1]

EVERGREEN VA OMEGA FUND SCHEDULE OF INVESTMENTS continued
September 30, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE 20.4%
Biotechnology 2.4%
Amgen, Inc. *	17,000	$963,560
Biogen Idec, Inc. *	21,000	1,284,570
Genentech, Inc. *	15,000	786,300

		3,034,430

Health Care Equipment & Supplies 9.0%
Alcon, Inc.	18,000	1,443,600
Cooper Companies, Inc.	21,000	1,439,550
Medtronic, Inc.	52,000	2,698,800
Millipore Corp. *	36,000	1,722,600
St. Jude Medical, Inc. *	28,500	2,145,195
Stryker Corp.	40,000	1,923,200

		11,372,945

Health Care Providers & Services 4.7%
Aetna, Inc.	31,000	3,097,830
Caremark Rx, Inc. *	87,000	2,790,090

		5,887,920

Pharmaceuticals 4.3%
Eli Lilly & Co.	13,000	780,650
Medicis Pharmaceutical Corp., Class A	42,000	1,639,680
Mylan Laboratories, Inc.	60,000	1,080,000
Schering-Plough Corp.	55,000	1,048,300
Sepracor, Inc. *	17,000	829,260

		5,377,890

INDUSTRIALS 14.2%
Aerospace & Defense 1.8%
Lockheed Martin Corp.	40,000	2,231,200

Building Products 1.4%
Masco Corp.	50,000	1,726,500

Commercial Services & Supplies 1.6%
Cendant Corp.	92,900	2,006,640

Electrical Equipment 1.8%
Cooper Industries, Ltd., Class A	39,500	2,330,500

Industrial Conglomerates 4.6%
General Electric Co.	114,700	3,851,626
Tyco International, Ltd.	63,000	1,931,580

		5,783,206

Machinery 1.0%
Deere & Co.	20,000	1,291,000

Trading Companies & Distributors 2.0%
Fastenal Co.	44,500	2,563,200

INFORMATION TECHNOLOGY 25.4%
Communications Equipment 8.1%
Cisco Systems, Inc. *	117,000	2,117,700
Corning, Inc.*	232,000	2,570,560
Motorola, Inc.	125,000	2,255,000
QUALCOMM, Inc.	82,500	3,220,800

		10,164,060

[2]

EVERGREEN VA OMEGA FUND SCHEDULE OF INVESTMENTS continued
September 30, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Computers & Peripherals 2.6%
Dell, Inc. *	55,000	$1,958,000
palmOne, Inc. *	41,500	1,263,260

		3,221,260

Internet Software & Services 3.6%
SINA Corp. *	30,000	764,700
VeriSign, Inc. *	100,000	1,988,000
Yahoo!, Inc. *	52,000	1,763,320

		4,516,020

IT Services 3.2%
Affiliated Computer Services, Inc., Class A *	37,000	2,059,790
Cognizant Technology Solutions Corp., Class A *	67,000	2,044,170

		4,103,960

Office Electronics 2.2%
Zebra Technologies Corp., Class A *	46,500	2,836,965

Semiconductors & Semiconductor Equipment 1.3%
Intel Corp.	80,000	1,604,800

Software 4.4%
Intuit, Inc. *	40,000	1,816,000
Microsoft Corp.	134,862	3,728,934

		5,544,934

MATERIALS 4.9%
Chemicals 2.7%
Air Products & Chemicals, Inc.	25,000	1,359,500
Georgia Gulf Corp.	45,000	2,006,550

		3,366,050

Metals & Mining 2.2%
GrafTech International, Ltd. *	75,000	1,046,250
Massey Energy Co.	60,100	1,738,693

		2,784,943

Total Common Stocks (cost $105,863,136)		120,182,423

SHORT-TERM INVESTMENTS 4.6%
MUTUAL FUND SHARES 4.6%
Evergreen Institutional U.S. Government Money Market Fund ø (cost $5,852,831)	5,852,831	5,852,831

Total Investments (cost $111,715,967) 99.9%		126,035,254
Other Assets and Liabilities 0.1%		84,833

Net Assets 100.0%		$126,120,087

*	Non-income producing security.

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

On September 30, 2004, the aggregate cost of securities for federal income tax purposes was $112,521,623. The gross unrealized appreciation and depreciation on securities based on tax cost was $14,778,534 and $1,264,903, respectively, with a net unrealized appreciation of $13,513,631.

[3]

EVERGREEN VA SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS
September 30, 2004 (unaudited)
	Shares	Value

COMMON STOCKS 94.0% CONSUMER DISCRETIONARY 22.0%
Auto Components 1.1%
Superior Industries International, Inc.	26,540	$794,873

Automobiles 0.2%
National RV Holdings, Inc. *	9,600	119,328

Distributors 0.6%
Adesa, Inc. *	24,919	409,419

Hotels, Restaurants & Leisure 6.2%
Jack In The Box, Inc. *	25,260	801,500
La Quinta Corp. *	112,305	875,979
Lone Star Steakhouse & Saloon, Inc.	19,490	503,427
O'Charley's, Inc. *	15,280	249,064
Papa John's International, Inc. *	12,390	380,125
Ryan's Restaurant Group, Inc. *	29,470	437,335
Triarc Companies, Inc., Class A	12,350	141,160
Triarc Companies, Inc., Class B	88,229	1,011,987

		4,400,577

Household Durables 2.8%
Cavco Industries, Inc. *	6,253	236,176
Dixie Group, Inc. *	7,700	86,625
Ethan Allen Interiors, Inc.	6,900	239,775
La-Z-Boy Chair Co.	10,100	153,318
Libbey, Inc.	6,500	121,550
Skyline Corp.	5,400	216,270
Snap-on, Inc.	14,200	391,352
Tupperware Corp.	33,030	560,849

		2,005,915

Leisure Equipment & Products 0.1%
Boyds Collection, Ltd. *	19,400	46,172

Media 4.2%
Liberty Corp.	17,915	711,942
ProQuest Co. *	11,300	290,410
Pulitzer, Inc.	17,860	882,284
Scholastic Corp. *	9,000	278,010
Valassis Communications, Inc. *	13,510	399,626
World Wrestling Entertainment, Inc.	34,210	418,046

		2,980,318

Multi-line Retail 0.9%
Neiman Marcus Group, Inc., Class A	10,925	628,188

Specialty Retail 2.8%
Burlington Coat Factory Warehouse Corp.	12,550	266,436
Deb Shops, Inc.	6,400	156,160
Group 1 Automotive, Inc. *	4,800	130,944
Payless ShoeSource, Inc. *	51,360	520,277
Pier 1 Imports, Inc.	17,000	307,360
Zale Corp. *	23,080	648,548

		2,029,725

Textiles, Apparel & Luxury Goods 3.1%
Cutter & Buck, Inc.	9,850	108,350
Kellwood Co.	24,510	893,389
Russell Corp.	24,460	411,906
Stride Rite Corp.	50,310	515,678
Superior Uniform Group, Inc.	9,200	126,040
Velcro Industries, NV	11,290	129,835

		2,185,198

[1]

EVERGREEN VA SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued
September 30, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES 6.6%
Food & Staples Retailing 1.6%
Casey's General Stores, Inc.	45,520	$846,217
The Topps Company, Inc.	31,580	308,852

		1,155,069

Food Products 3.5%
American Italian Pasta Co., Class A	8,700	227,505
Corn Products International, Inc.	14,840	684,124
Del Monte Foods Co.	19,760	492,222
Delta & Pine Land Co.	34,500	922,875
Lance, Inc.	8,560	138,244

		2,464,970

Household Products 0.4%
Rayovac Corp. *	10,950	288,532

Tobacco 1.1%
Universal Corp.	16,665	743,926

ENERGY 5.8%
Energy Equipment & Services 1.9%
Atwood Oceanics, Inc. *	16,110	765,870
Global Industries, Ltd. *	29,100	179,838
GMX Resources, Inc. *	10,000	68,300
Tidewater, Inc.	10,640	346,332

		1,360,340

Oil & Gas 3.9%
Berry Petroleum Co., Class A	5,530	203,117
Cabot Oil & Gas Corp., Class A	12,445	558,780
Forest Oil Corp. *	20,722	624,147
Patina Oil & Gas Corp.	16,782	496,244
Stone Energy Corp. *	12,600	551,376
Whiting Petroleum Corp. *	11,179	339,841

		2,773,505

FINANCIALS 16.2%
Capital Markets 3.1%
Investment Technology Group *	76,120	1,164,636
Knight Trading Group, Inc. *	52,400	483,652
Piper Jaffray Co., Inc. *	11,900	471,121
W.P. Stewart & Co., Ltd.	1,380	27,586
Westwood Holdings Group, Inc. *	3,900	71,682

		2,218,677

Commercial Banks 1.2%
First Citizens BancShares, Inc.	4,130	487,340
First State Bancorp	3,400	107,202
Mid-State Bancshares	6,050	155,666
Washington Trust Bancorp, Inc.	4,210	110,092

		860,300

Consumer Finance 1.3%
MoneyGram International, Inc. *	51,476	879,210

Diversified Financial Services 1.7%
Apollo Investment Corp. *	27,000	382,050
Assured Guaranty, Ltd. *	47,000	783,020

		1,165,070

[2]

EVERGREEN VA SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued
September 30, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance 5.5%
Alfa Corp.	8,600	$120,056
CNA Surety Corp. *	23,560	249,736
Endurance Specialty Holdings, Ltd.	16,800	540,120
Harleysville Group, Inc.	15,300	316,098
Hilb, Rogal and Hobbs Co.	7,830	283,602
Horace Mann Educators Corp.	15,070	264,931
IPC Holdings, Ltd.	18,795	714,398
LandAmerica Financial Group, Inc.	10,470	476,385
Merchants Group, Inc.	1,900	44,175
Navigators Group, Inc. *	7,820	228,657
Stewart Information Services Corp.	17,480	688,712

		3,926,870

Real Estate 1.8%
Forest City Enterprises, Inc.	11,705	644,945
Post Properties, Inc. REIT	20,880	624,312

		1,269,257

Thrifts & Mortgage Finance 1.6%
NetBank, Inc.	50,500	505,505
NewAlliance Bancshares, Inc.	44,330	636,136

		1,141,641

HEALTH CARE 5.1%
Health Care Equipment & Supplies 4.0%
Analogic Corp.	15,300	637,857
Edwards Lifesciences Corp. *	14,950	500,825
Millipore Corp. *	7,900	378,015
SOLA International, Inc. *	10,000	190,500
Viasys Healthcare, Inc. *	35,530	594,417
West Pharmaceutical Services, Inc.	26,700	556,695

		2,858,309

Health Care Providers & Services 1.1%
NDCHealth Corp.	11,090	177,995
Per-Se Technologies, Inc. *	44,720	613,558

		791,553

INDUSTRIALS 16.7%
Aerospace & Defense 0.7%
GenCorp, Inc.	22,590	306,094
Ladish Co., Inc. *	22,400	204,960

		511,054

Building Products 0.3%
Apogee Enterprises, Inc.	17,400	224,982

Commercial Services & Supplies 3.2%
Deluxe Corp.	11,340	465,167
Heidrick & Struggles International, Inc. *	11,410	328,836
John H. Harland Co.	27,840	872,784
Spherion Corp. *	33,200	259,624
Viad Corp.	13,852	328,708

		2,255,119

Electrical Equipment 2.4%
A.O. Smith Corp.	11,205	272,842
Belden, Inc.	37,920	826,656
Genlyte Group, Inc. *	9,200	592,388

		1,691,886

[3]

EVERGREEN VA SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued
September 30, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Industrial Conglomerates 1.1%
Allete, Inc.	24,469	$795,253

Machinery 6.3%
AGCO Corp. *	6,690	151,328
Ampco-Pittsburgh Corp.	9,340	123,848
Briggs & Stratton Corp.	9,340	758,408
EnPro Industries, Inc. *	13,850	334,339
Joy Global, Inc.	27,550	947,169
Kadant, Inc. *	29,839	547,844
Mueller Industries, Inc.	33,800	1,451,710
Supreme Industries, Inc., Class A	7,640	46,146
Wolverine Tube, Inc. *	6,200	71,610

		4,432,402

Road & Rail 2.7%
Arkansas Best Corp.	25,370	929,049
Dollar Thrifty Automotive Group, Inc. *	6,100	148,413
RailAmerica, Inc. *	13,770	152,159
USF Corp.	19,180	688,370

		1,917,991

INFORMATION TECHNOLOGY 8.5%
Communications Equipment 2.0%
Adaptec, Inc. *	8,100	61,560
Brocade Communications Systems, Inc. *	47,400	267,810
CommScope, Inc. *	25,050	541,080
Enterasys Networks, Inc. *	65,500	104,800
Harris Corp.	8,010	440,069

		1,415,319

Computers & Peripherals 3.7%
Advanced Digital Information Corp. *	16,400	142,680
Electronics for Imaging, Inc. *	7,900	128,296
Imation Corp.	24,635	876,760
Intergraph Corp. *	27,780	754,782
Quantum Corp. *	104,280	240,887
Silicon Graphics, Inc. *	113,720	162,620
Western Digital Corp. *	37,900	333,141

		2,639,166

Electronic Equipment & Instruments 1.0%
Kemet Corp. *	19,100	154,519
Technitrol, Inc. *	27,990	545,805

		700,324

Semiconductors & Semiconductor Equipment 1.0%
Credence Systems Corp. *	17,830	128,376
Lattice Semiconductor Corp. *	40,240	197,578
Standard Microsystems Corp. *	24,040	420,941

		746,895

Software 0.8%
Ascential Software Corp. *	6,400	86,208
Sybase, Inc. *	6,800	93,772
Transaction Systems Architects, Inc., Class A *	20,810	386,754

		566,734

[4]

EVERGREEN VA SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued
September 30, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS 10.3%
Chemicals 3.6%
A. Schulman, Inc.	9,800	$215,992
American Pacific Corp.	10,800	80,665
Arch Chemicals, Inc.	18,590	530,745
FMC Corp. *	12,000	582,840
Great Lakes Chemical Corp.	9,150	234,240
H.B. Fuller Co.	19,100	523,340
Octel Corp.	13,600	288,864
Wellman, Inc.	9,100	77,168
Westlake Chemical Corp.	164	3,657

		2,537,511

Construction Materials 1.2%
Eagle Materials, Inc.	11,668	831,929

Containers & Packaging 2.9%
Owens-Illinois, Inc. *	23,760	380,160
Packaging Corp. of America	24,670	603,675
Rock-Tenn Co., Class A	40,150	631,961
Silgan Holdings, Inc. *	9,690	448,647

		2,064,443

Metals & Mining 2.0%
Commercial Metals Co.	3,640	144,581
Quanex Corp.	22,060	1,131,237
Roanoke Electric Steel Corp.	7,630	109,261

		1,385,079

Paper & Forest Products 0.6%
Deltic Timber Corp.	7,270	289,273
Glatfelter	13,800	170,982

		460,255

TELECOMMUNICATION SERVICES 1.5%
Diversified Telecommunication Services 1.5%
Commonwealth Telephone Enterprises, Inc. *	24,667	1,074,248

UTILITIES 1.3%
Electric Utilities 0.6%
El Paso Electric Co. *	26,900	432,283

Gas Utilities 0.7%
Atmos Energy Corp.	19,200	483,648

Total Common Stocks (cost $55,500,413)		66,663,463

PREFERRED STOCKS 0.2%
TELECOMMUNICATION SERVICES 0.2%
Diversified Telecommunication Services 0.2%
Cincinnati Bell, Inc. (cost $103,107)	2,600	109,200

[5]

EVERGREEN VA SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued
September 30, 2004 (unaudited)
	Principal Amount	Value

CONVERTIBLE DEBENTURES 0.0%
CONSUMER DISCRETIONARY 0.0%
Specialty Retail 0.0%
Gadzooks, Inc., 5.00%, 10/09/2008 (cost $85,000)  +	$85,000	$20,400

	Shares	Value

SHORT-TERM INVESTMENTS 5.9%
MUTUAL FUND SHARES 5.9%
Evergreen Institutional Money Market Fund ø (cost $4,192,519)	4,192,519	4,192,519

Total Investments (cost $59,881,039) 100.1%		70,985,582
Other Assets and Liabilities (0.1%)		(89,637)

Net Assets 100.0%		$70,895,945

ø	Non-income producing security
	No market quotation available. Valued at fair value as determined in good faith under procedures established by the Board of Trustees.
+	Security is deemed illiquid.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
REIT	Real Estate Investment Trust

On September 30, 2004, the aggregate cost of securities for federal income tax purposes was $59,888,077. The gross unrealized appreciation and depreciation on securities based on tax cost was $12,683,158 and $1,585,653, respectively, with a net unrealized appreciation of $11,097,505.

[6]

EVERGREEN VA SPECIAL EQUITY FUND SCHEDULE OF INVESTMENTS

September 30, 2004 (unaudited)
	Shares	Value

COMMON STOCKS 98.7%
CONSUMER DISCRETIONARY 11.4%
Auto Components 0.3%
Midas, Inc.	12,405	$200,961

Automobiles 0.9%
Monaco Coach Corp.	28,855	624,711

Hotels, Restaurants & Leisure 1.2%
Choice Hotels, Inc.	13,263	763,816

Household Durables 0.4%
Jarden Corp. *	7,118	259,736

Internet & Catalog Retail 1.0%
Coldwater Creek, Inc. *	30,186	629,982

Leisure Equipment & Products 1.0%
MarineMax, Inc.	15,693	353,406
RC2 Corp.	8,541	280,999

		634,405

Media 2.1%
Carmike Cinemas, Inc.	17,655	621,633
Getty Images, Inc. *	3,078	170,213
Thomas Nelson, Inc.	30,521	596,686

		1,388,532

Specialty Retail 2.8%
Aaron Rents, Inc., Class B	24,789	539,409
Big 5 Sporting Goods Corp.	27,912	636,393
Guess?, Inc. *	39,348	700,788

		1,876,590

Textiles, Apparel & Luxury Goods 1.7%
Deckers Outdoor Corp. *	21,532	732,088
Hartmarx Corp.	55,694	413,249

		1,145,337

CONSUMER STAPLES 4.0%
Food & Staples Retailing 2.9%
7-Eleven, Inc. *	40,258	804,355
Pantry, Inc.	27,937	703,174
Smart & Final, Inc.	24,317	407,553

		1,915,082

Food Products 0.7%
Cal-Maine Foods, Inc.	41,807	458,623

Personal Products 0.4%
Chattem, Inc. *	8,997	290,153

ENERGY 7.2%
Energy Equipment & Services 0.6%
Core Laboratories *	15,114	371,653

Oil & Gas 6.6%
Cimarex Energy Co. *	10,684	373,299
Edge Petroleum Corp.	32,248	515,001
Encore Aquisition Co.	7,559	260,785
General Maritime Corp.	19,496	679,046
Harvest Natural Resources, Inc.	45,203	750,370
KCS Energy, Inc. *	46,297	643,991
Patina Oil & Gas Corp.	9,994	295,523
Petroleum Development Corp.	19,465	852,956

		4,370,971

[1]

EVERGREEN VA SPECIAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS 8.2%
Commercial Banks 3.0%
East West Bancorp, Inc.	6,927	$232,678
First Republic Bank	8,219	378,074
PrivateBancorp, Inc.	8,533	230,050
Silicon Valley Bancshares *	15,808	587,583
UCBH Holdings, Inc.	13,111	512,247

		1,940,632

Consumer Finance 0.4%
Cash America International, Inc.	10,625	259,888

Diversified Financial Services 0.3%
Euronet Worldwide, Inc.	8,488	158,895

Insurance 2.2%
Delphi Financial Group, Inc.	15,003	602,670
Ohio Casualty Corp.	29,041	607,828
Philadelphia Consolidated Holding Corp.	4,631	255,261

		1,465,759

Real Estate 0.9%
Omega Healthcare Investors, Inc. REIT	56,582	608,822

Thrifts & Mortgage Finance 1.4%
Commercial Capital Bancorp, Inc.	24,633	558,923
New Century Financial Corp.	6,449	388,359

		947,282

HEALTH CARE 14.8%
Biotechnology 1.6%
Affymetrix, Inc. *	20,251	621,908
DUSA Pharmaceuticals, Inc. *	11,194	128,507
Dyax Corp. *	34,677	264,933

		1,015,348

Health Care Equipment & Supplies 6.0%
Cooper Companies, Inc.	9,914	679,605
Dade Behring Holdings, Inc. *	12,715	708,454
Haemonetics Corp. *	12,165	399,499
Illumina, Inc.	59,653	352,549
Mine Safety Appliances Co.	14,104	574,315
Respironics, Inc. *	10,758	574,907
Urologix, Inc. *	53,209	336,281
Vascular Solutions, Inc.	39,075	337,217

		3,962,827

Health Care Providers & Services 5.9%
America Service Group, Inc.	16,654	683,480
PDI, Inc. *	24,092	650,243
Pediatrix Medical Group, Inc. *	9,568	524,805
United Surgical Partners International, Inc. *	15,890	545,822
VCA Antech, Inc. *	36,828	759,762
Ventiv Health, Inc. *	41,850	709,357

		3,873,469

Pharmaceuticals 1.3%
First Horizon Pharmaceutical Corp. *	43,952	879,479

[2]

EVERGREEN VA SPECIAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS 23.3%
Aerospace & Defense 2.7%
Applied Signal Technology, Inc.	21,080	$674,349
Innovative Solutions & Support, Inc.	21,608	530,044
Moog, Inc., Class A *	14,986	543,992

		1,748,385

Air Freight & Logistics 1.0%
Dynamex, Inc.	21,886	377,315
J.B. Hunt Transport Services, Inc.	8,256	306,628

		683,943

Commercial Services & Supplies 7.4%
Banta Corp.	12,081	480,220
Bright Horizons Family Solutions, Inc. *	7,884	428,022
DiamondCluster International, Inc., Class A *	58,458	713,188
Duratek, Inc.	16,901	300,669
Gevity HR, Inc.	13,176	202,647
Heidrick & Struggles International, Inc. *	26,229	755,920
Imagistics International, Inc. *	22,992	772,531
Labor Ready, Inc. *	54,578	765,183
Spherion Corp. *	59,211	463,030

		4,881,410

Construction & Engineering 0.6%
Dycom Industries, Inc. *	13,934	395,586

Electrical Equipment 0.8%
Genlyte Group, Inc. *	2,402	154,665
Thomas & Betts Corp. *	15,026	402,997

		557,662

Industrial Conglomerates 0.2%
Carlisle Companies, Inc.	2,102	134,381

Machinery 6.2%
American Science & Engineering, Inc. *	15,327	505,025
Briggs & Stratton Corp.	6,837	555,164
Ceradyne, Inc. *	7,709	338,502
Cummins, Inc.	5,996	443,044
Graco, Inc.	13,304	445,684
Middleby Corp.	11,633	612,478
Oshkosh Truck Corp.	7,359	419,905
Terex Corp. *	17,765	771,001

		4,090,803

Road & Rail 2.5%
Genesee & Wyoming, Inc., Class A *	30,345	768,336
Marten Transport, Ltd.	27,824	486,085
SCS Transportation, Inc.	19,250	364,595

		1,619,016

Trading Companies & Distributors 1.9%
Hughes Supply, Inc.	22,665	681,536
MSC Industrial Direct Co., Inc., Class A	17,223	586,960

		1,268,496

[3]

EVERGREEN VA SPECIAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY 22.3%
Communications Equipment 5.8%
Airspan Networks, Inc.	77,809	$422,503
C-COR, Inc. *	50,912	430,206
CommScope, Inc. *	25,262	545,659
Ditech Communications Corp. *	37,558	840,924
NMS Communications Corp.	53,109	259,172
Plantronics, Inc. *	19,204	830,381
ViaSat, Inc. *	26,255	527,725

		3,856,570

Electronic Equipment & Instruments 6.5%
BEI Technologies, Inc.	14,130	387,162
Benchmark Electronics, Inc. *	12,662	377,328
Cognex Corp. *	4,804	125,865
CyberOptics Corp.	29,930	462,119
Dionex Corp. *	14,306	782,538
Electro Scientific Industries, Inc. *	21,806	378,334
FLIR Systems, Inc. *	2,187	127,940
LeCroy Corp.	32,900	549,759
Littelfuse, Inc.	15,272	527,342
TTM Technologies, Inc. *	59,291	527,097

		4,245,484

Internet Software & Services 1.7%
Corillian Corp.	86,361	398,124
Equinix, Inc. *	24,287	747,311

		1,145,435

IT Services 1.0%
Tyler Technologies, Inc.	74,449	658,129

Semiconductors & Semiconductor Equipment 5.2%
Axcelis Technologies, Inc. *	26,661	220,753
California Micro Devices Corp.	45,870	354,575
Cree, Inc. *	22,368	682,895
Fairchild Semiconductor International, Class A *	38,212	541,464
Mattson Technology, Inc. *	32,958	253,447
Microsemi Corp. *	22,516	317,476
Nanometrics, Inc.	12,337	140,765
Silicon Image, Inc. *	49,008	619,461
Varian Semiconductor Equipment, Inc. *	8,781	271,333

		3,402,169

Software 2.1%
ANSYS, Inc. *	7,078	351,989
Captaris, Inc. *	44,351	188,935
Witness Systems, Inc.	51,397	825,950

		1,366,874

MATERIALS 6.7%
Chemicals 1.9%
FMC Corp. *	17,998	874,163
IMC Global, Inc.	22,384	389,258

		1,263,421

Construction Materials 0.7%
Florida Rock Industries, Inc.	8,790	430,622

Containers & Packaging 0.4%
Caraustar Industries, Inc.	17,575	294,733

[4]

EVERGREEN VA SPECIAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Metals & Mining 3.2%
Century Aluminum Co. *	31,995	$887,221
Commercial Metals Co.	11,107	441,170
Ryerson Tull, Inc.	43,920	754,107

		2,082,498

Paper & Forest Products 0.5%
Pope & Talbot, Inc.	17,681	311,185

TELECOMMUNICATION SERVICES 0.6%
Wireless Telecommunications Services 0.6%
Western Wireless Corp., Class A *	15,413	396,268

UTILITIES 0.2%
Electric Utilities 0.2%
El Paso Electric Co. *	8,267	132,851

Total Common Stocks (cost $59,909,914)		65,008,874

SHORT-TERM INVESTMENTS 2.0%
MUTUAL FUND SHARES 2.0%
Evergreen Institutional Money Market Fund ø (cost $1,294,658)	1,294,658	1,294,658

Total Investments (cost $61,204,572) 100.7%		66,303,532
Other Assets and Liabilities (0.7%)		(442,059)

Net Assets 100.0%		$65,861,473

*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
REIT	Real Estate Investment Trust

On September 30, 2004, the aggregate cost of securities for federal income tax purposes was $61,657,154. The gross unrealized appreciation and depreciation on securities based on tax cost was $8,209,846 and $3,563,468, respectively, with a net unrealized appreciation of $4,646,378.

[5]

EVERGREEN VA STRATEGIC INCOME FUND SCHEDULE OF INVESTMENTS
September 30, 2004 (unaudited)
	Principal Amount	Value

CORPORATE BONDS 40.8% CONSUMER DISCRETIONARY 12.7%
Auto Components 1.9%
Collins & Aikman Products Co., 10.75%, 12/31/2011	$207,000	$208,035
Dana Corp., 9.00%, 08/15/2011	170,000	206,125
Dura Operating Corp., Ser. B, 8.625%, 04/15/2012	150,000	149,250
RJ Tower Corp., 12.00%, 06/01/2013	200,000	161,000
Tenneco Automotive, Inc., Ser. B, 10.25%, 07/15/2013	290,000	332,050
TRW Automotive, Inc., 9.375%, 02/15/2013	200,000	229,500

		1,285,960

Automobiles 0.5%
ArvinMeritor, Inc., 6.80%, 02/15/2009	235,000	242,050
General Acceptance Corp. 2.51%, 01/16/2007, FRN	100,000	100,225

		342,275

Hotels, Restaurants & Leisure 2.8%
Ameristar Casinos, Inc., 10.75%, 02/15/2009	115,000	131,100
Equinox Holdings, Inc., 9.00%, 12/15/2009	200,000	207,000
Friendly Ice Cream Corp., 8.375%, 06/15/2012	75,000	72,375
John Q. Hammons Hotels LP, Ser. B, 8.875%, 05/15/2012	300,000	336,000
La Quinta Corp., 8.875%, 03/15/2011	70,000	78,750
Mandalay Resort Group, Ser. B, 10.25%, 08/01/2007	160,000	182,400
MTR Gaming Group, Inc., 9.75%, 04/01/2010	250,000	273,750
Premier Entertainment Biloxi LLC, 10.75%, 02/01/2012	300,000	318,000
Venetian Casino Resort LLC, 11.00%, 06/15/2010	300,000	348,750

		1,948,125

Household Durables 0.9%
Amscan Holdings, Inc., 8.75%, 05/01/2014 144A	115,000	117,875
K. Hovnanian Enterprises, Inc., 6.375%, 12/15/2014	75,000	76,312
Meritage Corp., 9.75%, 06/01/2011	90,000	101,475
WCI Communities, Inc., 9.125%, 05/01/2012	300,000	336,000

		631,662

Leisure Equipment & Products 1.3%
Affinity Group, Inc., 9.00%, 02/15/2012	215,000	231,125
General Nutrition Centers, Inc., 8.50%, 12/01/2010	250,000	256,875
ICON Health & Fitness, Inc., 11.25%, 04/01/2012	100,000	107,500
Marquee Holdings, Inc., Sr. Disc. Note, Step Bond, 12.00%, 08/15/2014 144A †	250,000	149,375
Riddell Bell Holdings, Inc., 8.38%, 10/01/2012 144A	140,000	142,975

		887,850

Media 3.2%
AMC Entertainment, Inc., 9.88%, 02/01/2012	300,000	312,000
Cablevision Systems Corp., 8.00%, 04/15/2012	250,000	262,500
CCO Holdings LLC, 8.75%, 11/15/2013	250,000	246,562
Charter Communications Holdings LLC, 8.63%, 04/01/2009	100,000	78,250
Cinemark USA, Inc., 9.00%, 02/01/2013	125,000	140,312
Cinemark, Inc., Sr. Disc. Note, Step Bond, 0.00%, 03/15/2009 †	145,000	100,413
CSC Holdings, Inc., 7.63%, 04/01/2011	110,000	116,463
Emmis Communications Corp., 6.88%, 05/15/2012	300,000	312,750
Jostens IH Corp., 7.625%, 10/01/2012 144A #	175,000	176,750
Loews Cineplex Entertainment Corp., 9.00%, 08/01/2014 144A	50,000	51,875
Mediacom Capital Corp., 9.50%, 01/15/2013	250,000	241,875
RCN Corp., 12.50%, 06/30/2008  +	161,414	165,450

		2,205,200

[1]

EVERGREEN VA STRATEGIC INCOME FUND SCHEDULE OF INVESTMENTS continued
September 30, 2004 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued CONSUMER DISCRETIONARY continued
Specialty Retail 2.0%
CSK Auto, Inc., 7.00%, 01/15/2014	$275,000	$267,437
FTD, Inc., 7.75%, 02/15/2014	250,000	250,625
Group 1 Automotive, Inc., 8.25%, 08/15/2013	300,000	318,000
Office Depot, Inc., 10.00%, 07/15/2008	100,000	118,000
PETCO Animal Supplies, Inc., 10.75%, 11/01/2011	100,000	116,500
United Auto Group, Inc., 9.63%, 03/15/2012	170,000	188,275
Warnaco Group, Inc., 8.88%, 06/15/2013	65,000	72,638

		1,331,475

Textiles, Apparel & Luxury Goods 0.1%
Oxford Industries, Inc., 8.88%, 06/01/2011 144A	70,000	76,300

CONSUMER STAPLES 1.3%
Food & Staples Retailing 0.3%
Duane Reade, Inc., 9.75%, 08/01/2011 144A	100,000	95,000
Michael Foods, Inc., 8.00%, 11/15/2013	90,000	94,725
Rite Aid Corp., 9.50%, 02/15/2011	50,000	55,250

		244,975

Food Products 0.3%
Chiquita Brands International, Inc., 7.50%, 11/01/2014 144A	55,000	55,275
Del Monte Foods Co., 8.63%, 12/15/2012	56,000	62,580
Seminis Vegetable Seeds, Inc., 10.25%, 10/01/2013	55,000	61,600

		179,455

Personal Products 0.4%
Playtex Products, Inc., 8.00%, 03/01/2011	250,000	266,250

Tobacco 0.3%
North Atlantic Trading, Inc., 9.25%, 03/01/2012	235,000	226,775

ENERGY 4.5%
Energy Equipment & Services 1.3%
Dresser, Inc., 9.38%, 04/15/2011	135,000	149,175
Grant Prideco, Inc., 9.63%, 12/01/2007	125,000	141,563
Gulfmark Offshore, Inc., 7.75%, 07/15/2014 144A	100,000	101,750
Lone Star Technologies, Inc., 9.00%, 06/01/2011	135,000	145,125
Parker Drilling Co., Ser. B, 10.13%, 11/15/2009	300,000	319,875

		857,488

Oil & Gas 3.2%
Chesapeake Energy Corp., 6.88%, 01/15/2016	285,000	299,250
El Paso Energy Partners LP, 8.50%, 06/01/2011	87,000	98,201
El Paso Production Holding Co., 7.75%, 06/01/2013	300,000	302,250
Encore Acquisition Co., 6.25%, 04/15/2014	90,000	90,450
Evergreen Resources, Inc., 5.88%, 03/15/2012	55,000	56,925
Exco Resources, Inc., 7.25%, 01/15/2011	45,000	47,925
General Maritime Corp., 10.00%, 03/15/2013	145,000	165,481
Gulfterra Energy Partners LP, Ser. B, 6.25%, 06/01/2010	130,000	144,300
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	100,000	111,000
Plains Exploration & Production Co., 8.75%, 07/01/2012	170,000	191,675
Premcor Refining Group, Inc., 6.75%, 05/01/2014	300,000	312,000
Stone Energy Corp., 8.25%, 12/15/2011	90,000	97,425
Tesoro Petroleum Corp.:
8.00%, 04/15/2008	80,000	86,800
9.63%, 04/01/2012	170,000	197,625
Tri-Union Development Corp., 12.50%, 06/01/2006  • +	40,812	30,609

		2,231,916

[2]

EVERGREEN VA STRATEGIC INCOME FUND SCHEDULE OF INVESTMENTS continued
September 30, 2004 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS 3.5%
Diversified Financial Services 1.0%
Arch Western Finance LLC, 6.75%, 07/01/2013 144A	$200,000	$216,000
Borden U.S. Finance Corp., 9.00%, 07/15/2014 144A	45,000	47,475
Nalco Finance Holdings LLC, Sr. Disc. Note, Step Bond, 9.00%, 02/01/2014 144A †	255,000	182,325
Northern Telecom Capital Corp., 7.88%, 06/15/2026	150,000	145,500
Qwest Capital Funding, Inc., 7.00%, 08/03/2009	150,000	138,000

		729,300

Insurance 0.5%
Crum & Forster Holdings Corp., 10.38%, 06/15/2013	300,000	321,750

Real Estate 2.0%
Crescent Real Estate Equities, 9.25%, 04/15/2009 REIT	125,000	135,312
Host Marriott LP, Ser. J, 7.13%, 11/01/2013 REIT	500,000	527,500
LNR Property Corp., 7.63%, 07/15/2013	120,000	132,000
Thornburg Mortgage, Inc., 8.00%, 05/15/2013 REIT	300,000	312,000
William Lyon Homes, Inc., 7.50%, 02/15/2014	250,000	256,250

		1,363,062

HEALTH CARE 1.8%
Health Care Equipment & Supplies 0.5%
Norcross Safety Products LLC, Ser. B, 9.88%, 08/15/2011	100,000	109,000
Universal Hospital Services, Inc., 10.13%, 11/01/2011 	200,000	204,000

		313,000

Health Care Providers & Services 1.1%
IASIS Healthcare Corp., 8.75%, 06/15/2014 144A	90,000	94,725
Pacificare Health Systems, Inc., 10.75%, 06/01/2009	110,000	127,325
Select Medical Corp., 9.50%, 06/15/2009	177,000	193,373
Service Corporation International, 6.75%, 04/01/2016 144A	100,000	100,500
Tenet Healthcare Corp., 9.88%, 07/01/2014 144A	150,000	157,500
Vicar Operating, Inc., 9.88%, 12/01/2009	100,000	111,000

		784,423

Pharmaceuticals 0.2%
Alpharma, Inc., 8.63%, 05/01/2011 144A	150,000	154,500

INDUSTRIALS 4.3%
Aerospace & Defense 0.0%
Argo Tech Corp., 9.25%, 06/01/2011 144A	30,000	32,325

Commercial Services & Supplies 2.9%
Allied Waste North America, Inc.:
6.50%, 11/15/2010	60,000	59,700
Ser. B, 7.375%, 04/15/2014	605,000	585,337
American Color Graphics, Inc., 10.00%, 06/15/2010	125,000	96,875
Cenveo Corp., 7.88%, 12/01/2013	150,000	147,000
Clean Harbors, Inc., 11.25%, 07/15/2012 144A	90,000	95,400
Coinmach Corp., 9.00%, 02/01/2010	140,000	145,950
Geo Group, Inc., 8.25%, 07/15/2013	55,000	56,994
JohnsonDiversey Holdings, Inc., Sr. Disc. Note, Step Bond, 10.67%, 05/15/2013 †	300,000	249,000
NationsRent West, Inc., 9.50%, 10/15/2010	300,000	327,000
United Rentals North America, Inc., 7.75%, 11/15/2013	275,000	259,188

		2,022,444

Machinery 1.3%
Case New Holland, Inc., 9.25%, 08/01/2011 144A	320,000	360,000
Terex Corp., 7.38%, 01/15/2014	200,000	211,000
Wolverine Tube, Inc., 7.38%, 08/01/2008 144A	300,000	298,500

		869,500

[3]

EVERGREEN VA STRATEGIC INCOME FUND SCHEDULE OF INVESTMENTS continued
September 30, 2004 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Marine 0.1%
Horizon Lines LLC, 9.00%, 11/01/2012 144A	$50,000	$53,000

INFORMATION TECHNOLOGY 0.8%
Communications Equipment 0.3%
Telex Communications, Inc., 11.50%, 10/15/2008 	200,000	217,000

IT Services 0.2%
Stratus Technologies, Inc., 10.38%, 12/01/2008	150,000	136,500

Semiconductors & Semiconductor Equipment 0.3%
Amkor Technology, Inc., 7.75%, 05/15/2013	200,000	165,000

MATERIALS 7.6%
Chemicals 3.5%
Acetex Corp., 10.88%, 08/01/2009	100,000	110,500
Equistar Chemicals LP, 10.63%, 05/01/2011	300,000	343,500
Ethyl Corp., 8.88%, 05/01/2010	35,000	37,975
FMC Corp., 10.25%, 11/01/2009	100,000	117,250
HMP Equity Holdings Corp., 0.00%, 05/15/2008 144A ¤	120,000	76,200
Huntsman Advanced Materials LLC, 11.00%, 07/15/2010 144A	125,000	145,625
Huntsman International LLC:
9.88%, 03/01/2009	170,000	188,275
11.50%, 07/15/2012 144A	225,000	249,469
Lyondell Chemical Co., 9.50%, 12/15/2008	300,000	328,875
Methanex Corp., 8.75%, 08/15/2012	125,000	144,375
Millennium America, Inc., 9.25%, 06/15/2008	150,000	166,125
Nalco Co.:
8.875%, 11/15/2013	135,000	145,800
9.00%, 11/15/2013	250,000	329,684

		2,383,653

Containers & Packaging 1.8%
Graham Packaging Co.:
8.50%, 10/15/2012 144A #	30,000	30,750
9.875%, 10/15/2014 144A #	85,000	87,444
Graphic Packaging International, Inc., 9.50%, 08/15/2013	150,000	172,125
Jarden Corp., 9.75%, 05/01/2012	260,000	288,600
Jefferson Smurfit Group, 7.50%, 06/01/2013	270,000	286,200
Owens-Brockway Glass Container, Inc.:
8.25%, 05/15/2013	200,000	214,000
8.75%, 11/15/2012	175,000	195,125

		1,274,244

Metals & Mining 1.8%
Alaska Steel Corp., 7.75%, 06/15/2012	70,000	68,775
Century Aluminum Co., 7.50%, 08/15/2014 144A	60,000	63,450
Foundation Pennsylvania Coal Co., 7.25%, 08/01/2014	169,000	180,407
Freeport-McMoRan Copper & Gold, Inc.:
6.88%, 02/01/2014	80,000	77,600
7.50%, 11/15/2006	130,000	135,037
10.13%, 02/01/2010	220,000	249,975
Massey Energy Co., 6.63%, 11/15/2010	45,000	47,138
Oregon Steel Mills, Inc., 10.00%, 07/15/2009	150,000	164,625
Peabody Energy Corp.:
5.88%, 04/15/2016	75,000	74,438
6.88%, 03/15/2013	60,000	65,100
U.S. Steel LLC, 10.75%, 08/01/2008	100,000	118,500

		1,245,045

[4]

EVERGREEN VA STRATEGIC INCOME FUND SCHEDULE OF INVESTMENTS continued
September 30, 2004 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Paper & Forest Products 0.5%
Georgia Pacific Corp.:
8.00%, 01/15/2024	$55,000	$62,838
8.125%, 05/15/2011	245,000	284,200

		347,038

TELECOMMUNICATION SERVICES 1.7%
Diversified Telecommunication Services 0.7%
CBD Media LLC / CBD Finance, Inc., 8.625%, 06/01/2011	200,000	212,500
Consolidated Communications, Inc., 9.75%, 04/01/2012 144A	150,000	154,500
FairPoint Communications, Inc., 12.50%, 05/01/2010 	135,000	145,125

		512,125

Wireless Telecommunications Services 1.0%
Centennial Communications Corp., 8.13%, 02/01/2014 144A	150,000	143,813
Nextel Communications, Inc., 7.38%, 08/01/2015	300,000	324,000
Rural Cellular Corp.:
8.25%, 03/15/2012 144A	75,000	76,687
9.75%, 01/15/2010	155,000	135,625

		680,125

UTILITIES 2.6%
Electric Utilities 0.5%
Enersis SA, 7.38%, 01/15/2014	200,000	210,046
MSW Energy Holdings LLC, 8.50%, 09/01/2010	125,000	137,500

		347,546

Gas Utilities 0.3%
SEMCO Energy, Inc., 7.75%, 05/15/2013	200,000	216,500

Multi-Utilities & Unregulated Power 1.8%
AES Corp., 9.50%, 06/01/2009	275,000	308,687
Calpine Corp.:
8.50%, 07/15/2010 144A	125,000	96,250
9.63%, 09/30/2014 144A	185,000	182,688
NRG Energy, Inc., 8.00%, 12/15/2013 144A	200,000	215,250
Reliant Resources, Inc.:
9.25%, 07/15/2010	200,000	215,750
9.50%, 07/15/2013	200,000	218,250

		1,236,875

Total Corporate Bonds (cost $27,056,092)		28,120,661

FOREIGN BONDS-CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 12.8%
CONSUMER DISCRETIONARY 0.8%
Automobiles 0.3%
Gie Psa Tresorerie, 5.88%, 09/27/2011, EUR	80,000	109,796
Renault SA, 6.13%, 06/26/2009, EUR	85,000	116,283

		226,079

Hotels, Restaurants & Leisure 0.2%
Sodexho Alliance SA, 5.88%, 03/25/2009, EUR	90,000	120,156

Internet & Catalog Retail 0.1%
Great University Stores, 6.38%, 07/16/2009, GBP	50,000	93,430

Specialty Retail 0.2%
LVMH, 6.13%, 06/25/2008, EUR	76,000	103,216

[5]

EVERGREEN VA STRATEGIC INCOME FUND SCHEDULE OF INVESTMENTS continued
September 30, 2004 (unaudited)
	Principal Amount	Value

FOREIGN BONDS-CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
CONSUMER STAPLES 0.3%
Food & Staples Retailing 0.3%
Casino Guichard Perrachon SA, 6.00%, 03/06/2008, EUR	80,000	$106,955
Tesco plc, 4.75%, 04/13/2010, GBP	90,000	117,172

		224,127

ENERGY 0.2%
Oil & Gas 0.2%
Transco plc, 7.00%, 12/15/2008, AUD	170,000	127,641

FINANCIALS 10.1%
Capital Markets 1.2%
General Electric Capital Corp.:
6.50%, 01/27/2009, NZD	430,000	288,324
2.17%, 03/31/2008, FRN, EUR	150,000	185,959
Merrill Lynch & Co., Inc., 2.37%, 02/09/2009, FRN, EUR	200,000	248,392
Morgan Stanley, 4.38%, 03/01/2010, EUR	85,000	108,557

		831,232

Commercial Banks 4.4%
Australia & New Zealand Bank, 4.88%, 12/22/2008, GBP	50,000	89,254
Banco Santander, 4.00%, 09/10/2010, EUR	300,000	378,877
BOS International Australia, 3.50%, 01/22/2007, CAD	250,000	197,135
BSCH Issuances, Ltd., 5.13%, 07/06/2009, EUR	160,000	211,684
Deutsche Bank AG, 6.00%, 03/05/2008, AUD	180,000	130,886
EUROFIMA, 6.50%, 08/22/2011, AUD	170,000	127,976
European Investment Bank:
4.00%, 04/15/2009, SEK	1,000,000	138,280
6.00%, 08/14/2013, AUD	172,000	126,533
HBOS Treasury Services plc, 2.21%, 03/14/2008, FRN, EUR	300,000	372,786
Kreditanst Fur Wie, 6.00%, 07/15/2009, NZD	550,000	361,757
Rabobank Nederland, 4.25%, 01/05/2009, CAD	200,000	157,992
Royal Bank of Canada, 4.91%, 04/08/2010, FRN, GBP	226,000	409,379
SNS Bank Nederland NV, 5.63%, 06/14/2012, EUR	180,000	245,911
Unicredito Italiano SpA, 6.10%, 02/28/2012, EUR	80,000	111,723

		3,060,173

Consumer Finance 1.1%
BMW U.S. Capital LLC, 4.63%, 02/20/2013, EUR	90,000	115,055
International Lease Finance Corp., 4.13%, 10/09/2008, EUR	170,000	215,678
Nationwide Building Society, 2.24%, 12/01/2015, FRN, EUR	200,000	248,151
Toyota Credit Canada, Inc., 4.75%, 12/30/2008, CAD	250,000	201,640

		780,524

Diversified Financial Services 1.4%
BAT International Finance plc, 4.88%, 02/25/2009, EUR	80,000	102,201
Cedulas, 3.25%, 06/19/2010, EUR	400,000	487,834
Household Financial Corp., 5.13%, 06/24/2009, EUR	160,000	211,773
Network Rail Finance plc MTN, 2.12%, 02/27/2007, FRN, EUR	100,000	124,187

		925,995

Insurance 0.2%
AIG Sunamerica, 5.50%, 03/07/2011, EUR	90,000	122,179

Thrifts & Mortgage Finance 1.8%
Nykredit:
4.00%, 10/01/2020, DKK	4,850,000	791,944
5.00%, 10/01/2022, DKK	1,300,000	222,253
6.00%, 10/01/2022, DKK	1,220,000	215,526

		1,229,723

[6]

EVERGREEN VA STRATEGIC INCOME FUND SCHEDULE OF INVESTMENTS continued
September 30, 2004 (unaudited)
	Principal Amount	Value

FOREIGN BONDS-CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
INDUSTRIALS 0.3%
Construction & Engineering 0.2%
Deutsche Bahn Finance BV, 4.88%, 07/06/2009, EUR	90,000	$118,429

Industrial Conglomerates 0.1%
Tyco International Group, 5.50%, 11/19/2008, EUR	85,000	112,631

INFORMATION TECHNOLOGY 0.2%
Electronic Equipment & Instruments 0.2%
Siemens Financieringsmaatsch, 5.75%, 07/04/2011, EUR	80,000	110,153

TELECOMMUNICATION SERVICES 0.6%
Diversified Telecommunication Services 0.6%
France Telecom, 2.37%, 01/23/2007, EUR	235,000	291,973
Sogerim SA, 7.00%, 04/20/2011, EUR	80,000	115,214

		407,187

UTILITIES 0.3%
Electric Utilities 0.3%
Electricidade De Portugal, 5.88%, 03/28/2011, EUR	80,000	109,721
International Endesa BV, 4.38%, 06/18/2009, EUR	80,000	102,688

		212,409

Total Foreign Bonds-Corporate (cost $8,526,718)		8,805,284

FOREIGN BONDS-GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 9.4%
Australia:
4.00%, 08/20/2015, AUD	600,000	633,975
6.50%, 05/15/2013, AUD	120,000	93,261
Hungary, 8.50%, 10/12/2005, HUF	240,000,000	1,180,066
Mexico, 10.50%, 07/14/2011, MXN	3,000,000	280,542
New Zealand, 6.50%, 04/15/2013, NZD	130,000	90,099
Norway, 6.50%, 05/15/2013, NOK	4,075,000	706,636
Poland, 5.00%, 10/24/2013, PLN	3,250,000	817,569
Slovakia, 4.95%, 03/05/2008, SKK	18,000,000	569,923
South Africa:
7.00%, 04/10/2008, EUR	90,000	123,442
13.00%, 08/31/2010, ZAR	2,000,000	367,412
Sweden:
3.82%, 11/01/2008, SEK	2,660,000	449,061
5.25%, 03/15/2011, SEK	3,200,000	469,294
6.75%, 05/05/2014, SEK	1,000,000	163,152
United Kingdom, 6.21%, 02/23/2005, GBP	120,000	558,003

Total Foreign Bonds-Government (cost $6,237,371)		6,502,435

U.S. TREASURY OBLIGATIONS 3.2%
U.S. Treasury Bonds, 5.38%, 02/15/2031 ##	$1,260,000	1,350,169
U.S. Treasury Notes:
3.88%, 05/15/2009 ##	505,000	517,428
4.25%, 08/15/2014 ##	330,000	333,558

Total U.S. Treasury Obligations (cost $2,097,540)		2,201,155

[7]

EVERGREEN VA STRATEGIC INCOME FUND SCHEDULE OF INVESTMENTS continued
September 30, 2004 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS-CORPORATE 5.2%
CONSUMER DISCRETIONARY 0.3%
Media 0.3%
IMAX Corp., 9.63%, 12/01/2010 144A	$200,000	$200,500

ENERGY 0.4%
Energy Equipment & Services 0.4%

Petroleum Geo Services, 10.00%, 11/05/2010	250,000	284,375

FINANCIALS 0.4%
Diversified Financial Services 0.4%
Preferred Term Securities, Ltd., 3.51%, 06/24/2034  144A	100,000	100,295
Ship Finance International Ltd., 8.50%, 12/15/2013	115,000	115,000

		215,295

HEALTH CARE 0.6%
Pharmaceuticals 0.6%
Jean Coutu Group, Inc., 8.50%, 08/01/2014 144A	400,000	399,000

INDUSTRIALS 1.0%
Commercial Services & Suppies 0.5%
Stena AB, 7.50%, 11/01/2013	300,000	301,875

Marine 0.3%
CP Ships, Ltd., 10.375%, 07/15/2012	185,000	212,750

Transportation Infrastructure 0.2%
Sea Containers, Ltd., 10.50%, 05/15/2012	150,000	153,938

INFORMATION TECHNOLOGY 0.2%
Electronic Equipment & Instruments 0.2%
Celestica, Inc., 7.875%, 07/01/2011	140,000	145,950

MATERIALS 0.9%
Containers & Packaging 0.9%
Crown European Holdings SA, 10.88%, 03/01/2013	250,000	291,875
Stone Container Finance Co., 7.38%, 07/15/2014 144A	300,000	315,750

		607,625

Metals & Mining 0.0%
Gerdau Ameristeel Corp., 10.38%, 07/15/2011	23,000	26,335

Paper & Forest Products 0.0%
Millar Western Forest Products, Ltd., 7.75%, 11/15/2013	20,000	21,000

TELECOMMUNICATION SERVICES 0.2%
Wireless Telecommunications Services 0.2%
Rogers Wireless, Inc.:
6.375%, 03/01/2014	60,000	55,500
9.63%, 05/01/2011	85,000	95,200

		150,700

UTILITIES 1.2%
Gas Utilities 1.2%
Gazprom, 9.63%, 03/01/2013 144A	750,000	836,250

Total Yankee Obligations-Corporate (cost $3,472,259)		3,555,693

YANKEE OBLIGATIONS-GOVERNMENT 7.8%
Brazil:
9.25%, 10/22/2010	400,000	431,000
10.00%, 01/16/2007	900,000	1,003,950
Ser. L, 8.00%, 04/15/2014	234,555	232,080
Colombia, 9.75%, 04/09/2011	396,107	449,582
Indonesia, 6.75%, 03/10/2014 144A	400,000	389,000
Mexico, 8.38%, 01/14/2011	550,000	646,250

[8]

EVERGREEN VA STRATEGIC INCOME FUND SCHEDULE OF INVESTMENTS continued
September 30, 2004 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS-GOVERNMENT continued
Peru, 9.13%, 01/15/2008	$275,000	$311,713
Philippines, 9.38%, 01/18/2017	730,000	771,062
Russia:
Ser. V, 3.00%, 05/14/2008	400,000	362,500
Sr. Disc. Note, Step Bond, 5.00%, 03/31/2007 144A †	300,000	288,750
Venezuela, 10.75%, 09/19/2013	400,000	450,400

Total Yankee Obligations-Government (cost $4,954,446)		5,336,287

COMMERCIAL MORTGAGE-BACKED SECURITIES 3.0%
Fixed-rate 3.0%
FNMA:
4.44%, 04/01/2014	477,258	474,837
4.91%, 07/25/2020	590,000	594,178
Ser. 2001-M2, Class A, 6.22%, 01/25/2009	77,352	80,479
GNMA:
5.88%, 03/16/2024	665,000	711,774
Ser. 2004-009, Class A, 3.36%, 08/16/2022	237,611	234,937

Total Commercial Mortgage-Backed Securities (cost $2,045,263)		2,096,205

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 0.7%
Fixed-rate 0.0%
FNMA, Ser. 2004-54, Class ZN, 5.00%, 07/25/2019	30,674	30,614

Floating-rate 0.7%
FNMA:
Ser. 1992-73, Class F, 2.59%, 05/25/2022	81,091	82,421
Ser. G92-23, Class F, 2.54%, 04/25/2022	76,997	78,035
Ser. G93-32, Class F, 2.49%, 09/25/2023	291,769	295,274

		455,730

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $483,561)
		486,344

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 1.7%
Floating-rate 1.7%
C-Bass, Ltd., Ser. 11-A, Class C, 3.23%, 09/15/2039 	685,000	684,358
Ocean Star plc, Ser. 2004-A, Class C, 3.36%, 11/12/2018 144A N#	160,000	160,000
William Street Funding Corp., Ser. 2004-3, Class A, 2.30%, 09/23/2009 	250,000	250,000
Countrywide Home Loan, Inc., Ser. 2004-R1, Class 1AF, 2.24%, 11/25/2034	100,000	99,945

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations
(cost $1,194,937)		1,194,303

AGENCY MORTGAGE-BACKED PASS-THROUGH SECURITIES 10.4%
Fixed-rate 10.1%
FHLMC:
5.50%, TBA #	2,560,000	2,619,790
6.00%, TBA #	2,185,000	2,256,694
FNMA:
5.50%, TBA #	1,100,000	1,114,782
6.00%, TBA #	900,000	930,937
GNMA, 8.00%, 01/15/2030	4,430	4,838

		6,927,041

Floating-rate 0.3%
FNMA, 2.58%, 07/01/2044 	199,228	201,361

Total Agency Mortgage-Backed Pass-Through Obligations (cost $7,123,748)		7,128,402

[9]

EVERGREEN VA STRATEGIC INCOME FUND SCHEDULE OF INVESTMENTS continued
September 30, 2004 (unaudited)
	Shares	Value

COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
IMAX Corp. *	2,967	$16,704

ENERGY 0.0%
Oil & Gas 0.0%
Tri-Union Development Corp.  * +	26	0
Tribo Petroleum Corp., Class A  * +	45	0

		0

Total Common Stocks (cost $21,440)		16,704

WARRANTS 0.0%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
RCN Corp., Expiring 06/30/2013  *+	20,000	0

FINANCIALS 0.0%
Diversified Financial Services 0.0%
Ono Finance plc, Expiring 3/16/2011, 144A * +	100	1
Ono Finance plc, Expiring 5/31/2009, 144A  * +	500	0

		1

Total Warrants (cost $12,563)		1

	Principal Amount	Value

SHORT-TERM INVESTMENTS 11.7%
COMMERCIAL PAPER 4.2%
Bavaria Universal Funding, 1.75%, 10/14/2004	$320,000	319,798
Cancara Asset Security, Ltd., 1.72%, 10/14/2004	320,000	319,801
Concord Capital Co., 1.73%, 10/14/2004	320,000	319,800
Eiffel Funding LLC, 1.72%, 10/14/2004	320,000	319,801
Giro Balanced Funding, 1.71%, 10/14/2004	320,000	319,803
Park Granada LLC, 1.73%, 10/14/2004	305,000	304,810
Rhineland Funding Capital, 1.72%, 10/14/2004	320,000	319,801
Sheffield Receivables Corp., 1.72%, 10/14/2004	320,000	319,801
Three Pillars Funding Corp., 1.72%, 10/14/2004	320,000	319,801

		2,863,216

	Shares	Value

MUTUAL FUND SHARES 7.5%
Evergreen Institutional Money Market Fund ø ##	5,193,323	5,193,323

Total Short-Term Investments (cost $8,056,539)		8,056,539

Total Investments (cost $71,282,477) 106.7%		73,500,013
Other Assets and Liabilities (6.7%)		(4,600,392)

Net Assets 100.0%		$68,899,621

[10]

EVERGREEN VA STRATEGIC INCOME FUND SCHEDULE OF INVESTMENTS continued
September 30, 2004 (unaudited)
	No market quotation available. Valued at fair value as determined in good faith under procedures established by the Board of Trustees.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.
#	When-issued or delayed delivery security.
†	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.
•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
+	Security is deemed illiquid and is valued using market quotations when readily available. In the absence of market quotations, the security is valued based upon the fair value determined under procedures approved by the Board of Trustees.
¤	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.
*	Non-income producing security.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of the security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GBP	United Kingdom Pound Sterling
GNMA	Government National Mortgage Association
HUF	Hungarian Forint
MTN	Medium Term Note
MXN	Mexican Peso
NOK	Norwegian Krone?
NZD	New Zealand Dollar
PLN	Polish Zloty
REIT	Real Estate Investment Trust
SEK	Swedish Krona
SKK	Slovakian Koruna
TBA	To Be Announced
ZAR	South African Rand

On September 30, 2004, the aggregate cost of securities for federal income tax purposes was $71,282,477. The gross unrealized appreciation and depreciation on securities based on tax cost was $2,469,365 and $251,829, respectively, with a net unrealized appreciation of $2,217,536.

At September 30, 2004, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Sell:

Exchange Date	Contracts to Deliver	U.S. Value at September 30, 2004	In Exchange for U.S. $	Unrealized Loss
10/29/2004	600,000 EUR	$744,891	$722,112	$22,779

Item 2 — Controls and Procedures

(a)

The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

Item 3 — Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-3(d) under the Investment Company Act of 1940, are attached as EX-99.CERT.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Variable Annuity Trust By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro Principal Executive Officer Date: November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro Principal Executive Officer Date: November 24, 2004

By: /s/ Carol A. Kosel —————————————— Carol A. Kosel Principal Financial Officer Date: November 24, 2004